UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
(Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - March 31, 2013 (Unaudited)

Identifier	COMMON STOCKS - 88.68%	Shares	Value
	Administrative and Support Services - 0.77%
CRMZ	CreditRiskMonitor.com, Inc.	600	$1,770
CTRP	Ctrip.com International Ltd. - ADR*^	6,000	128,280
EXPE	Expedia, Inc.	20,300	1,218,203
IILG	Interval Leisure Group, Inc.	200	4,348
			1,352,601
	Broadcasting (except Internet) - 18.05%
CBS	CBS Corporation - Class B	55,200	2,577,288
DISCA	Discovery Communications, Inc. - Class A*^	101,700	8,007,858
SNI	Scripps Networks Interactive - Class A^	75,800	4,876,972
SIRI	Sirius XM Radio, Inc.^	46,000	141,680
STRZA	Starz - Liberty Capital*	128,200	2,839,630
TWX	Time Warner, Inc.^	80,000	4,609,600
VIAB	Viacom Inc. - Class B	107,600	6,624,932
DIS	The Walt Disney Company^	34,600	1,965,280
YOKU	Youku.com, Inc. - ADR*^	2,160	36,223
			31,679,463
	Computer and Electronic Product Manufacturing - 1.07%
AAPL	Apple Inc.	3,000	1,327,890
QCOM	QUALCOMM Inc.	8,000	535,600
ZNGA	Zynga, Inc. - Class A*^	2,000	6,720
			1,870,210
	Credit Intermediation and Related Activities - 0.11%
TREE	Tree.com, Inc.^	10,033	185,510

	Data Processing, Hosting and Related Services - 0.12%
CSGP	CoStar Group, Inc.*	2,000	218,920

	Data Processor - 3.56%
MA	MasterCard, Inc. - Class A	5,000	2,705,650
VRSK	Verisk Analytics, Inc. - Class A*	8,000	493,040
V	Visa, Inc. - Class A^	18,000	3,057,120
			6,255,810
	Defense - 2.68%
CACI	CACI International, Inc. - Class A*^	48,000	2,777,760
MANT	ManTech International Corporation - Class A^	72,000	1,934,640
			4,712,400
	E-Commerce - 2.83%
IACI	IAC/InterActiveCorp	111,200	4,968,416

	Gaming - 1.48%
200 HK	Melco International Development Limited	1,500,000	2,597,085

	Global Exchanges - 1.09%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	20,000	100,754
8697 JP	Japan Exchange Group Inc.	3,300	305,689
JSE SJ	JSE Limited	51,000	395,452
SGX SP	Singapore Exchange Limited	180,000	1,117,426
			1,919,321
	Holding Company - 11.27%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*+	2,000	-
IEP	Icahn Enterprises LP	35,500	1,935,105
JSHLY	Jardine Strategic Holdings Limited - ADR	6,000	118,662
LMCA	Liberty Media Corporation*	118,400	13,216,992
LVNTA	Liberty Ventures - Series A*	59,800	4,519,684
			19,790,443
	Insurance Carriers and Related Activities - 0.00%
AFSI	AmTrust Financial Services, Inc.^	100	3,465

	Motion Picture and Sound Recording Industries - 2.22%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	205,100	3,888,696

	Motor Vehicle and Parts Dealers - 1.79%
AN	AutoNation, Inc.*^	71,900	3,145,625

	Non-Store Retailers - 9.75%
CPRT	Copart, Inc.*	40,060	1,373,257
EBAY	eBay, Inc.*	81,290	4,407,544
HSNI	HSN, Inc.	24,600	1,349,556
LINTA	Liberty Interactive Corporation - Class A*	236,500	5,056,370
OSTK	Overstock.com, Inc.*^	1,000	12,320
RBA	Ritchie Bros. Auctioneers, Inc.^	133,400	2,894,780
SOHU	Sohu.com Inc.*	18,000	892,980
BID	Sotheby's	30,000	1,122,300
			17,109,107
	Other Exchanges - 0.35%
FTIS LI	Financial Technologies (India) Ltd. - GDR	144,000	324,000
URB/A CN	Urbana Corporation - Class A*	240,000	290,594
			614,594
	Other Information Services - 6.33%
GOOG	Google Inc. - Class A*	9,000	7,146,270
NTES	NetEase.com Inc. - ADR^	11,320	619,997
SINA	SINA Corporation*	40,000	1,943,600
YHOO	Yahoo! Inc.*	60,000	1,411,800
			11,121,667
	Performing Arts, Spectator Sports, and Related Industries - 4.30%
LYV	Live Nation Entertainment, Inc.*^	204,200	2,525,954
MSG	The Madison Square Garden Company - Class A*	87,100	5,016,960
			7,542,914
	Professional, Scientific, and Technical Services - 1.61%
CTSH	Cognizant Technology Solutions Corporation - Class A*	20,000	1,532,200
ICGE	ICG Group Inc.*	15,000	187,200
INFY	Infosys Technologies Limited - ADR^	20,000	1,078,200
MWW	Monster Worldwide, Inc.*^	2,000	10,140
WYY	WidePoint Corp.*	39,062	24,218
			2,831,958
	Publishing Industries (except Internet) - 0.55%
SSP	The E.W. Scripps Company - Class A*	80,000	962,400

	Rental and Leasing Services - 0.51%
CDCO	Comdisco Holding Company, Inc.*	194,400	890,352

	Satellite Telecommunications - 13.53%
DISH	DISH Network Corp. - Class A	145,800	5,525,820
SATS	EchoStar Corporation - Class A*	187,800	7,318,566
LBTYK	Liberty Global, Inc. - Series C*^	96,000	6,588,480
LORL	Loral Space & Communications Inc.	34,500	2,134,860
2008 HK	Phoenix Satellite Television Holdings Limited	4,400,000	1,615,449
VSAT	ViaSat, Inc.*^	11,800	571,592
			23,754,767
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.23%
CBOE	CBOE Holdings Inc.	1,800	66,492
ICE	IntercontinentalExchange Inc.*^	11,500	1,875,305
MKTX	MarketAxess Holdings, Inc.	6,000	223,800
			2,165,597
	Security Systems Services - 1.22%
ASCMA	Ascent Capital Group LLC - Class A*	28,800	2,143,872

	Special Purpose Entity - 0.00%
ADPAO	Adelphia Contingent Value Vehicle CVV Series ACC-4 Int*+	250,827	-
ADPAL	Adelphia Recovery Trust Series ACC-6 E/F Int*+	4,878,645	-
			-
	Telecommunications - 0.98%
CHU	China Unicom (Hong Kong) Limited - ADR^	36,000	485,280
HTHKY	Hutchison Telecommunications Hong Kong Holdings Limited - ADR^	1,845,000	1,226,579
ICTG	ICTC Group Inc.*	149	3,874
			1,715,733
	U.S. Equity Exchanges - 0.44%
NYX	NYSE Euronext	19,830	766,231

	Warehousing and Storage - 0.84%
IRM	Iron Mountain Inc.	40,446	1,468,594

	TOTAL COMMON STOCKS
	(cost $98,604,849)		155,675,751

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
006ESCBG1	Adelphia Communications Corp.*+	$200,000	-
006ESC958	Adelphia Communications Corp. Preferred*+	190,000	-
	TOTAL ESCROW NOTES
	(cost $0)		-

	RIGHTS - 0.49%	Shares
	Rental and Leasing Services - 0.49%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050
	Strike Price: $1.00*#	12,240,699	856,849
	TOTAL RIGHTS
	(cost $2,643,576 )		856,849

	SHORT-TERM INVESTMENTS - 9.77%	Principal Amount
	Commercial Paper - 4.90%
049216763	U.S. Bank N.A.
	0.02%, 04/01/2013	$8,600,000	8,600,000

	Money Market Funds - 4.87%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	8,556,000	8,556,000
	TOTAL SHORT-TERM INVESTMENTS
	(cost $17,156,000)		17,156,000

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 23.75%
	Money Market Funds - 23.75%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.24%b	41,702,613	41,702,613
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $41,702,613)		41,702,613

	TOTAL INVESTMENTS - 122.69%
	(cost $160,107,038)(a)		$215,391,213

Percentages are stated as a percent of net assets.

* -	Non-income producing security.
^ -	This security or a portion of this security was out on loan at March 31, 2013. Total loaned securities had a market value of $40,792,247 at March 31, 2013.
+ -	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
# -	Contingent value right (contingent upon profitability of company).
b -	The rate quoted is the annualized seven-day yield as of March 31, 2013.
ADR -	American Depository Receipt.
GDR -	Global Depository Receipt.

(a) The cost basis of investments for federal tax purposes at March 31, 2013 was as follows@:
Cost of investments	$160,705,215
Gross unrealized appreciation		63,272,217
Gross unrealized depreciation		(8,586,219)
Net unrealized appreciation	$54,685,998

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - March 31, 2013 (Unaudited)

Identifier	COMMON STOCKS - 90.93%	Shares	Value
	Apparel Manufacturing - 3.04%
MC FP	LVMH Moet Hennessy Louis Vuitton SA	1,400	$240,296

	Arts, Entertainment, and Recreation - 0.15%
585 HK	Imagi International Holdings Limited*	1,000,000	11,723

	Asset Management - 16.40%
APO	Apollo Global Management LLC - Class A	300	6,492
BNB CN	BAM Investments Ltd.*	1,100	22,469
BX	The Blackstone Group LP	2,150	42,527
BAM	Brookfield Asset Management Inc. - Class A^	4,900	178,801
DDEJF	Dundee Corporation - Class A*	7,100	243,743
JZCP LN	JZ Capital Partners Ltd.	10,000	80,835
OAK	Oaktree Capital Group LLC^	800	40,816
ONEXF	Onex Corporation	8,500	404,855
RCP LN	RIT Capital Partners plc	7,400	136,277
806 HK	Value Partners Group Limited	218,000	141,260
			1,298,075
	Beverage and Tobacco Product Manufacturing - 0.16%
CWGL	Crimson Wine Group Ltd.*^	1,350	12,555

	Broadcasting (except Internet) - 0.78%
STRZA	Starz - Liberty Capital*	2,794	61,887

	Building Material and Garden Equipment and Supplies Dealers - 0.00%
OSH	Orchard Supply Hardware Stores Corporation - Class A*^	132	523

	Construction of Buildings - 3.14%
BRP	Brookfield Residential Properties Inc.*	9,865	240,114
LEN	Lennar Corporation - Class A^	200	8,296
			248,410
	Crop Production - 0.21%
CRESY	Cresud S.A.C.I.F.y A. - ADR	1,765	16,573

	Electronics and Appliance Stores - 0.92%
SHOS	Sears Hometown and Outlet Stores Inc.*	1,800	72,630

	European Exchanges - 0.97%
BME SM	Bolsas y Mercados Espanoles	3,130	76,874

	Gaming - 2.43%
WYNN	Wynn Resorts Limited	1,535	192,121

	General Merchandise Stores - 2.57%
JCP	J.C. Penney Company, Inc.^	400	6,044
SEARF	Sears Canada Inc.^	1,520	14,683
SHLD	Sears Holdings Corporation*^	3,650	182,391
			203,118
	Global Exchanges - 1.79%
BVMF3 BZ	BM&FBOVESPA SA	9,470	63,688
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	4,000	20,151
SGX SP	Singapore Exchange Limited	9,275	57,578
			141,417
	Holding Company - 21.83%
BOL FP	Bollore SA	825	317,259
HPAR SP	Haw Par Corporation Limited	1,600	9,958
IEP	Icahn Enterprises LP	5,500	299,805
JS SP	Jardine Strategic Holdings Limited	6,170	244,209
LUK	Leucadia National Corporation	13,500	370,305
LMCA	Liberty Media Corporation*	2,594	289,568
LVNTA	Liberty Ventures - Series A*	2,600	196,508
			1,727,612
	Insurance Carriers and Related Activities - 2.72%
FFH CN	Fairfax Financial Holdings Limited	150	58,571
GLRE	Greenlight Capital Re, Ltd. - Class A*^	6,400	156,480
			215,051
	Jewelry, Watch, Precious Stone, and Precious Metal Merchant Wholesalers - 3.87%
CFR VX	Compagnie Financiere Richemont SA	3,900	306,068

	Lessors of Nonresidential Buildings (except Miniwarehouses) - 2.15%
RSE	Rouse Properties, Inc.^	9,400	170,140

	Merchant Wholesalers, Nondurable Goods - 1.14%
GLEN LN	Glencore International PLC	16,710	90,414

	Mining (except Oil and Gas) - 1.06%
ELT AU	Elementos Limited*	9,081	161
FNV	Franco-Nevada Corporation	1,500	68,385
NCQ	NovaCopper Inc.*	666	1,219
NG	NovaGold Resources Inc.*	4,000	14,520
			84,285
	Motion Picture and Sound Recording Industries - 1.68%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	7,000	132,720

	Non-Store Retailers - 1.84%
LINTA	Liberty Interactive Corporation - Class A*	6,800	145,384

	Oil and Gas - 1.25%
TPL	Texas Pacific Land Trust	1,400	98,672

	Oil and Gas Extraction - 3.42%
CNQ	Canadian Natural Resources Ltd.	690	22,170
CLR	Continental Resources, Inc.*	1,050	91,276
MPNG FP	Maurel et Prom Nigeria*	1,000	4,115
POU CN	Paramount Resources Ltd. - Class A*	1,410	52,050
TOU CN	Tourmaline Oil Corp.*	2,615	101,114
			270,725
	Professional, Scientific, and Technical Services - 0.11%
ICLL AV	Intercell AG*	4,000	8,665

	Publishing Industries (except Internet) - 0.07%
PRS SM	Promotora de Informaciones S.A. - Class A*	18,310	5,281

	Real Estate - 8.97%
ABP AU	Abacus Property Group	16,000	35,815
BRE CN	Brookfield Real Estate Services, Inc.	5,050	63,781
CWT-U CN	Calloway - REIT	5,100	146,998
CIT SP	City Developments Limited	10,715	97,876
FCE/A	Forest City Enterprises, Inc. - Class A*	18,505	328,834
UOL SP	UOL Group Limited	6,520	36,691
			709,995
	Restaurants - 4.92%
BKW	Burger King Worldwide Inc.^	2,000	38,200
WEN	The Wendy's Company^	61,900	350,973
			389,173
	Satellite Telecommunications - 0.57%
DISH	DISH Network Corp. - Class A	1,200	45,480

	Support Activities for Transportation - 2.77%
694 HK	Beijing Capital International Airport Company Limited - Class H	301,000	219,084

	TOTAL COMMON STOCKS
	(cost $6,057,983)		7,194,951

	PREFERRED STOCKS - 0.00%
	Building Material and Garden Equipment and Supplies Dealers - 0.00%
OSHUS	Orchard Supply Hardware Stores Corporation - Series A*^	132	168
	TOTAL PREFERRED STOCKS
	(cost $192)		168

	WARRANTS - 0.01%
	Oil and Gas and Consumable Fuels - 0.01%
MAUBS FP	Etablissements Maurel et Prom
	Expiration Date: 6/30/2014
	Expiration Price: $14.20*	1,000	350
	TOTAL WARRANTS
	(cost $0)		350

	SHORT-TERM INVESTMENTS - 9.36%	Principal Amount
	Commercial Paper - 4.74%
049216763	U.S. Bank N.A. 0.02%, 04/01/2013	$375,000	375,000

	Money Market Funds - 4.62%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	365,797	365,797
	TOTAL SHORT-TERM INVESTMENTS
	(cost $740,797)		740,797

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 16.16%
	Money Market Funds - 16.16%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.24%b	1,278,632	1,278,632
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $1,278,632)		1,278,632

	TOTAL INVESTMENTS - 116.46%
	(cost $8,077,604)(a)		$9,214,898

Percentages are stated as a percent of net assets.

* -	Non-income producing security.
^ -	This security or a portion of this security was out on loan at March 31, 2013. Total loaned securities had a market value of $1,220,660 at March 31, 2013.
b -	The rate quoted is the annualized seven-day yield as of March 31, 2013.
ADR -	American Depository Receipt.
REIT -	Real Estate Investment Trust.

(a) The cost basis of investments for federal tax purposes at March 31, 2013 was as follows@:
Cost of investments	$8,186,032
Gross unrealized appreciation		1,392,711
Gross unrealized depreciation		(363,845)
Net unrealized appreciation	$1,028,866

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - March 31, 2013 (Unaudited)

Identifier	COMMON STOCKS - 92.54%	Shares	Value
	Apparel Manufacturing - 0.13%
LTD	L Brands, Inc.	25,600	$1,143,296
LVMUY	LVMH Moet Hennessy Louis Vuitton SA - ADR	5,200	178,152
			1,321,448
	Asset Management - 6.72%
APO	Apollo Global Management LLC - Class A	1,000	21,640
BNBMF	BAM Investments Ltd.*	800	16,341
BAM	Brookfield Asset Management Inc. - Class A^	1,272,900	46,448,121
CG	The Carlyle Group LP	100	3,025
DDEJF	Dundee Corporation - Class A*	43,500	1,493,355
JZCP LN	JZ Capital Partners Ltd.	15,200	122,869
KKR	KKR & Co. L.P.^	900	17,388
OAK	Oaktree Capital Group LLC^	5,600	285,712
ONEXF	Onex Corporation	313,000	14,908,190
RCP LN	RIT Capital Partners plc	29,600	545,108
806 HK	Value Partners Group Limited	3,649,000	2,364,490
WETF	WisdomTree Investments, Inc.*	150,000	1,560,000
			67,786,239
	Beverage and Tobacco Product Manufacturing - 0.17%
BF/A	Brown-Forman Corporation - Class A	450	33,120
CWGL	Crimson Wine Group Ltd.*^	171,860	1,598,298
PM	Philip Morris International, Inc.	750	69,533
			1,700,951
	Broadcasting (except Internet) - 8.54%
CBS	CBS Corporation - Class B	559,720	26,133,327
DISCA	Discovery Communications, Inc. - Class A*^	389,623	30,678,915
SNI	Scripps Networks Interactive - Class A	69,973	4,502,063
STRZA	Starz - Liberty Capital*	588,500	13,035,275
VIAB	Viacom Inc. - Class B	192,600	11,858,382
			86,207,962
	Building Material and Garden Equipment and Supplies Dealers - 0.01%
OSH	Orchard Supply Hardware Stores Corporation - Class A*^	23,155	91,694

	Chemical Manufacturing - 1.13%
OPK	OPKO Health, Inc.*^	4,000	30,520
SIAL	Sigma-Aldrich Corporation^	145,815	11,326,909
VHI	Valhi, Inc.^	6,000	96,300
			11,453,729
	Construction of Buildings - 0.17%
BRP	Brookfield Residential Properties Inc.*	24,000	584,160
LEN	Lennar Corporation - Class A^	26,300	1,090,924
			1,675,084
	Credit Intermediation and Related Activities - 0.00%
UCBHQ	UCBH Holdings, Inc.*^+	112,751	-

	E-Commerce - 0.19%
IACI	IAC/InterActiveCorp	44,000	1,965,920

	Electronics and Appliance Stores - 0.41%
SHOS	Sears Hometown and Outlet Stores Inc.*	102,900	4,152,015

	Gaming - 4.38%
LVS	Las Vegas Sands Corp.	365,800	20,612,830
MGM	MGM Resorts International*	481,600	6,333,040
WYNN	Wynn Resorts Limited^	137,495	17,208,874
			44,154,744
	General Merchandise Stores - 3.00%
FDO	Family Dollar Stores, Inc.	4,800	283,440
JCP	J.C. Penney Company, Inc.^	300,000	4,533,000
SEARF	Sears Canada Inc.^	483,878	4,674,261
SHLD	Sears Holdings Corporation*^	416,300	20,802,511
			30,293,212
	Global Exchanges - 0.91%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	36,000	181,357
8697 JP	Japan Exchange Group Inc.	59,600	5,520,922
JSE SJ	JSE Limited	448,000	3,473,774
			9,176,053
	Holding Company - 16.50%
BOL FP	Bollore SA	5,200	1,999,692
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*+	23,520	-
IEP	Icahn Enterprises LP	775,700	42,283,407
JSHLY	Jardine Strategic Holdings Limited - ADR	79,200	2,849,573
LUK	Leucadia National Corporation	1,718,600	47,141,198
LMCA	Liberty Media Corporation - Class A*	585,400	65,348,202
LVNTA	Liberty Ventures - Series A*	90,400	6,832,432
			166,454,504
	Insurance Carriers and Related Activities - 1.13%
MKL	Markel Corporation*^	22,732	11,445,562

	Lessors of Nonresidential Buildings (except Miniwarehouses) - 7.29%
ALX	Alexander's, Inc. - REIT^	5,091	1,678,452
HHC	The Howard Hughes Corporation*	790,180	66,224,986
RSE	Rouse Properties, Inc.^	309,900	5,609,190
			73,512,628
	Lessors of Residential Buildings and Dwellings - 1.87%
ELS	Equity Lifestyle Properties, Inc. - REIT	245,870	18,882,816

	Machinery Manufacturing - 0.08%
CFX	Colfax Corporation*^	17,300	805,142

	Manufactured Brands - 2.28%
JAH	Jarden Corporation*	536,914	23,006,765

	Merchant Wholesalers, Nondurable Goods - 0.01%
GLEN LN	Glencore International PLC	12,000	64,929
NOBGY	Noble Group Limited - ADR^	1,200	23,340
			88,269
	Mining (except Oil and Gas) - 1.48%
FNV	Franco-Nevada Corporation^	327,000	14,907,930

	Motion Picture and Sound Recording Industries - 3.51%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	1,866,900	35,396,424

	Motor Vehicle and Parts Dealers - 4.87%
AN	AutoNation, Inc.*^	1,123,100	49,135,625

	Non-Store Retailers - 2.41%
LINTA	Liberty Interactive Corporation - Class A*	1,139,600	24,364,648

	Oil and Gas - 1.87%
TPL	Texas Pacific Land Trust	267,100	18,825,208

	Oil and Gas Extraction - 4.28%
CNQ	Canadian Natural Resources Ltd.	408,000	13,109,040
CLR	Continental Resources, Inc.*^	112,990	9,822,221
TOU CN	Tourmaline Oil Corp.*	518,690	20,056,251
WPX	WPX Energy Inc.*^	12,000	192,240
			43,179,752
	Other Exchanges - 0.05%
URB/A CN	Urbana Corporation - Class A*	398,178	482,117

	Other Information Services - 0.00%
GOOG	Google Inc. - Class A*	30	23,821

	Performing Arts, Spectator Sports, and Related Industries - 2.41%
LYV	Live Nation Entertainment, Inc.*^	1,966,400	24,324,368

	Real Estate - 4.97%
CWT-U CN	Calloway - REIT	20,800	599,522
FCE/A	Forest City Enterprises, Inc. - Class A*	1,552,242	27,583,341
10 HK	Hang Lung Group Limited	404,000	2,269,151
12 HK	Henderson Land Development Company Limited	1,664,000	11,382,651
VNO	Vornado Realty Trust - REIT	98,869	8,269,403
			50,104,068
	Restaurants - 1.53%
BKW	Burger King Worldwide Inc.^	12,400	236,840
WEN	The Wendy's Company^	2,678,600	15,187,662
			15,424,502
	Satellite Telecommunications - 4.71%
DISH	DISH Network Corp. - Class A	709,100	26,874,890
SATS	EchoStar Corporation - Class A*	509,500	19,855,215
LORL	Loral Space & Communications Inc.	300	18,564
VSAT	ViaSat, Inc.*^	16,800	813,792
			47,562,461
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.94%
CBOE	CBOE Holdings Inc.	801,926	29,623,146

	Security System Services - 0.13%
ASCMA	Ascent Capital Group LLC - Class A*	17,400	1,295,256

	Support Activities for Transportation - 2.21%
694 HK	Beijing Capital International Airport Company Limited - Class H	27,441,000	19,973,031
357 HK	Hainan Meilan International Airport Company Limited - Class H	2,578,720	2,355,299
			22,328,330
	Utilities - 0.25%
BIP	Brookfield Infrastructure Partners LP	65,930	2,509,296

	TOTAL COMMON STOCKS
	(cost $780,619,302)		933,661,689

	PREFERRED STOCKS - 0.00%
	Building Material and Garden Equipment and Supplies Dealers - 0.00%
OSHUS	Orchard Supply Hardware Stores Corporation - Series A*^	23,155	29,407

	TOTAL PREFERRED STOCKS
	(cost $42,130)		29,407
		Principal
	CONVERTIBLE BONDS - 0.49%	Amount	Value
	Real Estate - 0.49%
345550AK3	Forest City Enterprises, Inc.
	3.625%, 10/15/2014	$4,000,000	4,972,000
	TOTAL CONVERTIBLE BONDS
	(cost $3,805,389)		4,972,000

	SHORT-TERM INVESTMENTS - 7.04%
	Commercial Paper - 4.47%
049216763	U.S. Bank N.A. 0.02%, 04/01/2013	45,030,000	45,030,000

	Money Market Funds - 2.57%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	25,949,097	25,949,097
	TOTAL SHORT-TERM INVESTMENTS
	(cost $70,979,097)		70,979,097

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 22.96%
	Money Market Funds - 22.96%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.24%b	231,651,200	231,651,200
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $231,651,200)		231,651,200

	TOTAL INVESTMENTS - 123.03%
	(cost $1,087,097,118)(a)		$1,241,293,393

Percentages are stated as a percent of net assets.

* -	Non-income producing security.
^ -	This security or a portion of this security was out on loan at March 31, 2013. Total loaned securities had a market value of $223,143,116 at March 31, 2013.
+ -	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b -	The rate quoted is the annualized seven-day yeild as of March 31, 2013.
ADR -	American Depository Receipt.
REIT -	Real Estate Investment Trust.

(a) The cost basis of investments for federal tax purposes at March 31, 2013 was as follows@:
Cost of investments	$1,118,465,425
Gross unrealized appreciation		225,685,737
Gross unrealized depreciation		(102,857,769)
Net unrealized appreciation	$122,827,969

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - March 31, 2013 (Unaudited)

Identifier	COMMON STOCKS - 97.66%	Shares	Value
	Ambulatory Health Care Services - 0.00%
AVXT	AVAX Technologies, Inc.*	50,000	$450

	Chemical Manufacturing - 3.00%
AGEN	Agenus, Inc.*	148	576
ALKS	Alkermes PLC*^	25,000	592,750
APHB	Ampliphi Biosciences Corp.*	1,000	113
MMRF	MMRGlobal Inc.*	43,000	1,285
			594,724
	Computer and Electronic Product Manufacturing - 0.00%
TGX	Theragenics Corporation*	655	1,068

	Pharmaceutical and Biotechnology - 88.99%
ABT	Abbott Laboratories	16,000	565,120
ABBV	AbbVie Inc.	14,000	570,920
AEZS	AEterna Zentaris Inc.*^	17,083	32,116
ARNA	Arena Pharmaceuticals, Inc.*^	45,000	369,450
ATB CN	Atrium Innovations Inc.*	4,884	57,934
BIIB	Biogen Idec, Inc.*	7,250	1,398,597
BPAX	BioSante Pharmaceuticals, Inc.*^	2,246	2,628
BMY	Bristol-Myers Squibb Company	34,000	1,400,460
CLDX	Celldex Therapeutics Inc.*	26,294	304,485
CBST	Cubist Pharmaceuticals, Inc.*^	24,000	1,123,680
DNDN	Dendreon Corporation*^	29,000	137,170
LLY	Eli Lilly & Company	23,000	1,306,170
EPCT	EpiCept Corporation*	680	58
GSK	GlaxoSmithKline plc - ADR	22,673	1,063,590
ISIS	Isis Pharmaceuticals, Inc.*^	17,000	287,980
ISA CN	Isotechnika Pharma Inc.*	40,000	1,575
JNJ	Johnson & Johnson^	14,000	1,141,420
LIFE	Life Technologies Corporation*	23,000	1,486,490
MAXY	Maxygen, Inc.	41,000	98,810
MRK	Merck & Co., Inc.	11,000	486,530
MYRX	Myrexis Inc.^	74,000	7,030
COX FP	NicOx SA*	41,535	146,681
NVS	Novartis AG - ADR	18,000	1,282,320
ONTY	Oncothyreon, Inc.*^	28,333	58,933
PTIE	Pain Therapeutics, Inc.^	38,000	130,340
PFE	Pfizer, Inc.	46,000	1,327,560
PGNX	Progenics Pharmaceuticals, Inc.*	65,200	351,428
SNY	Sanofi - ADR	26,000	1,328,080
SCR	Simcere Pharmaceutical Group - ADR*^	48,000	442,080
TELK	Telik, Inc.*	3,866	5,258
VICL	Vical Inc.*^	82,500	328,350
VPHM	ViroPharma Inc.*^	15,000	377,400
			17,620,643
	Professional, Scientific, and Technical Services - 5.67%
AFFX	Affymetrix, Inc.*^	104,000	490,880
AMRI	Albany Molecular Research, Inc.*	56,000	588,560
CDXS	Codexis, Inc.*	5,611	13,410
PACB	Pacific Biosciences of California Inc.*	12,000	29,880
			1,122,730
	TOTAL COMMON STOCKS
	(cost $17,719,070 )		19,339,615

	RIGHTS - 0.15%
	Funds, Trusts, and Other Financial Vehicles - 0.01%
LGNYZ	Ligand Pharmaceuticals Inc.	44,000	308
LGNXZ	Ligand Pharmaceuticals Inc.*	44,000	1,320
LGNDZ	Ligand Pharmaceuticals Inc.*	44,000	616
LGNZZ	Ligand Pharmaceuticals Inc.*	44,000	198
			2,442
	Pharmaceutical and Biotechnology - 0.14%
GCVRZ	Sanofi*	15,538	27,658
	TOTAL RIGHTS
	(cost $0)		30,100

	SHORT-TERM INVESTMENTS - 2.42%	Principal Amount
	Commercial Paper - 2.12%
049216763	U.S. Bank N.A. 0.02%, 04/01/2013	$420,000	420,000

	Money Market Funds - 0.30%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	58,754	58,754
	TOTAL SHORT-TERM INVESTMENTS
	(cost $478,754)		478,754

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 26.38%
	Money Market Funds - 26.38%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.24%b	5,223,201	5,223,201
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $5,223,201)		5,223,201

	TOTAL INVESTMENTS - 126.61%
	(cost $23,421,025)(a)		$25,071,670

Percentages are stated as a percent of net assets.

* -	Non-income producing security.
^ -	This security or a portion of this security was out on loan at March 31, 2013. Total loaned securities had a market value of $4,894,740 at March 31, 2013.
b -	The rate quoted is the annualized seven-day yield as of March 31, 2013.
ADR -	American Depository Receipt.

(a) The cost basis of investments for federal tax purposes at March 31, 2013 was as follows@:
Cost of investments	$23,491,664
Gross unrealized appreciation		5,546,760
Gross unrealized depreciation		(3,966,754)
Net unrealized appreciation	$1,580,006

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - March 31, 2013 (Unaudited)

Identifier	COMMON STOCKS - 97.29%	Shares	Value
	Asset Management - 13.19%
BNBMF	BAM Investments Ltd.*	100,800	$2,058,965
DDEJF	Dundee Corporation - Class A*	176,000	6,042,080
JZCP LN	JZ Capital Partners Ltd.	88,000	711,349
OCX CN	Onex Corporation	24,860	1,185,429
RCP LN	RIT Capital Partners plc	135,200	2,489,818
SII CN	Sprott, Inc.	1,680	5,788
806 HK	Value Partners Group Limited	3,375,000	2,186,943
WETF	WisdomTree Investments, Inc.*	171,900	1,787,760
			16,468,132
	Automobile and Other Motor Vehicle Merchant Wholesalers - 0.50%
VTU LN	Vertu Motors PLC	975,000	621,329

	Broadcasting (except Internet) - 4.37%
STRZA	Starz - Liberty Capital*	246,300	5,455,545

	Chemical Manufacturing - 3.03%
IPAR	Inter Parfums, Inc.	155,100	3,789,093

	Construction of Buildings - 4.46%
BRP	Brookfield Residential Properties Inc.*	228,700	5,566,558

	Credit Intermediation and Related Activities - 0.57%
BOKF	BOK Financial Corporation	11,400	710,220

	Forestry and Logging - 0.02%
KEWL	Keweenaw Land Association Ltd.*	380	26,619

	Global Exchanges - 0.77%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	190,000	957,160

	Holding Company - 8.55%
IEP	Icahn Enterprises LP	173,400	9,452,034
LVNTA	Liberty Ventures - Series A*	16,100	1,216,838
			10,668,872
	Insurance Carriers and Related Activities - 4.49%
AFSI	AmTrust Financial Services, Inc.^	72,050	2,496,533
GLRE	Greenlight Capital Re, Ltd. - Class A*^	127,000	3,105,150
			5,601,683
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 12.70%
ALX	Alexander's, Inc. - REIT	1,400	461,566
HHC	The Howard Hughes Corporation*	85,300	7,148,993
RSE	Rouse Properties, Inc.^	207,400	3,753,940
FUR	Winthrop Realty Trust - REIT	357,000	4,491,060
			15,855,559
	Lessors of Residential Buildings and Dwellings - 3.70%
ELS	Equity Lifestyle Properties, Inc. - REIT	60,100	4,615,680

	Machinery Manufacturing - 1.29%
CFX	Colfax Corporation*^	34,500	1,605,630

	Manufactured Brands - 7.98%
JAH	Jarden Corporation*	199,050	8,529,292
MOV	Movado Group, Inc.	42,700	1,431,304
			9,960,596
	Merchant Wholesalers, Durable Goods - 0.57%
DORM	Dorman Products, Inc.^	19,200	714,432

	Mining (except Oil and Gas) - 1.83%
IMN CN	Inmet Mining Corporation	27,400	1,824,689
MUX	McEwen Mining Inc.*^	160,600	459,316
			2,284,005
	Motion Picture and Sound Recording Industries - 5.58%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	367,200	6,962,112

	Motor Vehicle and Parts Dealers - 1.03%
PAG	Penske Automotive Group, Inc.	38,700	1,291,032

	Oil and Gas - 4.57%
TPL	Texas Pacific Land Trust	80,900	5,701,832

	Oil and Gas Extraction - 0.72%
BLMC	Biloxi Marsh Lands Corporation	100	1,300
WPX	WPX Energy Inc.*^	55,800	893,916
			895,216
	Other Exchanges - 0.46%
URB/A CN	Urbana Corporation - Class A*	477,071	577,642

	Performing Arts, Spectator Sports, and Related Industries - 4.88%
LYV	Live Nation Entertainment, Inc.*^	493,000	6,098,410

	Publishing Industries (except Internet) - 0.34%
PRIS	Promotora de Informaciones S.A. - ADR*^	44,030	48,433
PRIS/B US	Promotora de Informaciones S.A. - Class B - ADR*	251,600	309,468
VALU	Value Line, Inc.^	7,615	71,733
			429,634
	Rental and Leasing Services - 0.03%
CDCO	Comdisco Holding Company, Inc.*	7,560	34,625

	Restaurants - 5.61%
WEN	The Wendy's Company^	1,234,900	7,001,883

	Satellite Telecommunications - 1.05%
LORL	Loral Space & Communications Inc.	14,000	866,320
VSAT	ViaSat, Inc.*^	9,200	445,648
			1,311,968
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.50%
CBOE	CBOE Holdings Inc.	16,990	627,611
RHJI BB	RHJ International*	800	3,794
			631,405
	Security System Services - 4.46%
ASCMA	Ascent Capital Group LLC - Class A*	74,800	5,568,112

	Telecommunications - 0.04%
CIBY	CIBL, Inc.*	18	15,750
ICTG	ICTC Group Inc.*	208	5,408
LICT	Lynch Interactive Corporation*	16	32,480
			53,638
	TOTAL COMMON STOCKS
	(cost $96,188,373 )		121,458,622

	RIGHTS - 0.32%
	Rental and Leasing Services - 0.32%
	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050
CDCOR	Strike Price: $1.00*^#	5,634,807	394,436
	TOTAL RIGHTS
	(cost $1,296,169 )		394,436
		Principal
	SHORT-TERM INVESTMENTS - 3.92%	Amount
	Commercial Paper - 3.20%
049216763	U.S. Bank N.A. 0.02%, 04/01/2013	$4,000,000	4,000,000

	Money Market Funds - 0.72%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	893,447	893,447
	TOTAL SHORT-TERM INVESTMENTS
	(cost $4,893,447 )		4,893,447

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 21.82%
	Money Market Funds - 21.82%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.24%b	27,242,339	27,242,339
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $27,242,339 )		27,242,339

	TOTAL INVESTMENTS - 123.35%
	(cost $129,620,328)(a)		$153,988,844

Percentages are stated as a percent of net assets.

* -	Non-income producing security.
^ -	This security or a portion of this security was out on loan at March 31, 2013. Total loaned securities had a market value of $25,733,364 at March 31, 2013.
b -	The rate quoted is the annualized seven-day yield as of March 31, 2013.
# -	Contingent value right (contingent upon profitability of company).
ADR -	American Depository Receipt.
REIT -	Real Estate Investment Trust.

(a) The cost basis of investments for federal tax purposes at March 31, 2013 was as follows@:
Cost of investments	$132,063,108
Gross unrealized appreciation		29,105,716
Gross unrealized depreciation		(7,179,980)
Net unrealized appreciation	$21,925,736

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - March 31, 2013 (Unaudited)

Identifier	COMMON STOCKS - 91.17%	Shares	Value
	Asset Management - 30.40%
APO	Apollo Global Management LLC - Class A^	13,600	$294,304
BNBMF	BAM Investments Ltd.*	41,600	849,732
BX	The Blackstone Group LP	68,399	1,352,932
BAM	Brookfield Asset Management Inc. - Class A^	63,440	2,314,926
CG	The Carlyle Group LP	100	3,025
CNS	Cohen & Steers, Inc.^	19,400	699,758
DDEJF	Dundee Corporation - Class A*	32,000	1,098,560
EV	Eaton Vance Corp.^	12,800	535,424
JZCP LN	JZ Capital Partners Ltd.	60,000	485,011
KKR	KKR & Co. LP^	2,400	46,368
OAK	Oaktree Capital Group LLC^	8,100	413,262
OZM	Och-Ziff Capital Management Group - Class A^	2,400	22,440
ONEXF	Onex Corporation	49,920	2,377,690
RCP LN	RIT Capital Partners plc	26,200	482,494
SII CN	Sprott, Inc.	41,155	141,795
TROW	T. Rowe Price Group, Inc.	3,490	261,296
806 HK	Value Partners Group Limited	1,500,000	971,974
WETF	WisdomTree Investments, Inc.*	344,200	3,579,680
			15,930,671
	Beverage and Tobacco Product Manufacturing - 0.09%
CWGL	Crimson Wine Group Ltd.*^	5,080	47,244

	Construction of Buildings - 0.72%
BRP	Brookfield Residential Properties Inc.*	15,400	374,836

	Credit Intermediation and Related Activities - 0.31%
BBCN	BBCN Bancorp, Inc.	6,164	80,502
EWBC	East West Bancorp, Inc.	3,204	82,247
UCBHQ	UCBH Holdings, Inc.*^+	6,803	-
			162,749
	Data Processor - 4.59%
FISV	Fiserv, Inc.*^	3,606	316,715
MA	MasterCard, Inc. - Class A	1,600	865,808
V	Visa, Inc. - Class A^	7,200	1,222,848
			2,405,371
	Electronics and Appliance Stores - 0.05%
SHOS	Sears Hometown and Outlet Stores Inc.*	610	24,613

	European Exchanges - 0.65%
DB1 GR	Deutsche Boerse AG	5,650	342,171

	Gaming - 1.79%
LVS	Las Vegas Sands Corp.	16,690	940,482

	General Merchandise Stores - 0.27%
SHLD	Sears Holdings Corporation*^	2,800	139,916

	Global Exchanges - 4.33%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	21,600	108,814
8697 JP	Japan Exchange Group Inc.	2,400	222,319
JSE SJ	JSE Limited	120,000	930,475
SGX SP	Singapore Exchange Limited	162,000	1,005,684
			2,267,292
	Holding Company - 11.69%
IEP	Icahn Enterprises LP	58,200	3,172,482
LUK	Leucadia National Corporation	95,131	2,609,443
LVNTA	Liberty Ventures - Series A*	4,574	345,703
			6,127,628
	Insurance Carriers and Related Activities - 1.70%
AFSI	AmTrust Financial Services, Inc.^	440	15,246
FRFHF	Fairfax Financial Holdings Limited	260	101,696
GLRE	Greenlight Capital Re, Ltd. - Class A*^	1,200	29,340
MKL	Markel Corporation*^	523	263,331
PWF CN	Power Financial Corporation	16,400	483,355
			892,968
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 8.84%
HHC	The Howard Hughes Corporation*	24,900	2,086,869
RSE	Rouse Properties, Inc.^	140,600	2,544,860
			4,631,729
	Mining (except Oil and Gas) - 1.44%
FNV	Franco-Nevada Corporation^	16,600	756,794

	Non-Store Retailers - 3.95%
LINTA	Liberty Interactive Corporation - Class A*	22,800	487,464
BID	Sotheby's	42,278	1,581,620
			2,069,084
	Oil and Gas - 3.95%
TPL	Texas Pacific Land Trust^	29,400	2,072,112

	Other Exchanges - 2.01%
FTIS LI	Financial Technologies (India) Ltd. - GDR	96,180	216,405
IMAREX NO	IMAREX ASA	1,850	1,584
NZX NZ	NZX Ltd.	359,002	402,505
URB/A CN	Urbana Corporation - Class A*	356,004	431,053
			1,051,547
	Real Estate - 0.66%
CWT-U CN	Calloway - REIT	12,000	345,878

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 11.57%
CBOE	CBOE Holdings Inc.	103,571	3,825,913
CME	CME Group, Inc.^	9,140	561,105
ICE	IntercontinentalExchange Inc.*^	7,600	1,239,332
IVZ	Invesco Ltd.	6,415	185,778
LSE LN	London Stock Exchange Group plc	12,800	254,004
			6,066,132
	Telecommunications - 0.02%
IRDM	Iridium Communications, Inc.*^	1,672	10,065

	U.S. Equity Exchanges - 1.94%
NDAQ	The NASDAQ OMX Group, Inc.	6,400	206,720
NYX	NYSE Euronext	20,920	808,349
			1,015,069
	Utilities - 0.20%
BIP	Brookfield Infrastructure Partners LP^	2,816	107,177

	TOTAL COMMON STOCKS
	(cost $38,077,236)		47,781,528

	MUTUAL FUNDS - 0.02%
	Funds, Trusts, and Other Financial Vehicles - 0.02%
72201J104	PIMCO Income Strategy Fund II	760	8,710
	TOTAL MUTUAL FUNDS
	(cost $6,726)		8,710

		Principal
	SHORT-TERM INVESTMENTS - 9.04%	Amount
	Commercial Paper - 4.20%
049216763	U.S. Bank N.A., 0.02%, 04/01/2013	$2,200,000	2,200,000

	Money Market Funds - 4.84%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	2,540,548	2,540,548
	TOTAL SHORT-TERM INVESTMENTS
	(cost $4,740,548)		4,740,548

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 20.56%
	Money Market Funds - 20.56%

	Mount Vernon Securities Lending Prime Portfolio, 0.24%b	10,773,600	10,773,600
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $10,773,600)		10,773,600

	TOTAL INVESTMENTS - 120.79%
	(cost $53,598,110)(a)		$63,304,386

Percentages are stated as a percent of net assets.

* -	Non-income producing security.
^ -	This security or a portion of this security was out on loan at March 31, 2013. Total loaned securities had a market value of $10,498,438 at March 31, 2013.
+ -	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b -	The rate quoted is the annualized seven-day yield as of March 31, 2013.
GDR -	Global Depository Receipt.
REIT -	Real Estate Investment Trust.

(a) The cost basis of investments for federal tax purposes at March 31, 2013 was as follows@:
Cost of investments	$55,251,428
Gross unrealized appreciation		12,614,591
Gross unrealized depreciation		(4,561,633)
Net unrealized appreciation	$8,052,958

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments - March 31, 2013 (Unaudited)

			Principal
Identifier	CONVERTIBLE BONDS - 1.49%		Amount	Value
	Holding Company - 1.49%
451102AB3	Icahn Enterprises LP
	4.000%, 08/15/2013#		$240,000	$240,600
	TOTAL CONVERTIBLE BONDS
	(cost $238,039)			240,600

	CORPORATE BONDS - 47.04%
	Beverage and Tobacco Product Manufacturing - 5.13%
02209SAK9	Altria Group, Inc.
	4.125%, 09/11/2015		100,000	107,961
03523TBL1	Anheuser-Busch InBev Worldwide Inc.
	1.500%, 07/14/2014		126,000	127,491
10138MAH8	Bottling Group LLC
	6.950%, 03/15/2014		100,000	106,005
191216AP5	The Coca-Cola Company
	1.500%, 11/15/2015		100,000	102,515
26138EAM1	Dr. Pepper Snapple Group, Inc.
	2.900%, 01/15/2016		200,000	211,031
761713AV8	Reynolds American, Inc.
	1.050%, 10/30/2015		175,000	175,173
				830,176
	Broadcasting (except Internet) - 4.50%
25459HAY1	DIRECTV Holdings LLC
	3.500%, 03/01/2016		150,000	159,400
25470DAB5	Discovery Communications
	3.700%, 06/01/2015		100,000	105,998
63946BAB6	NBCUniversal Media, LLC
	3.650%, 04/30/2015		100,000	105,979
88732JAQ1	Time Warner Cable Inc.
	8.250%, 02/14/2014		100,000	106,399
92553PAK8	Viacom Inc.
	1.250%, 02/27/2015		150,000	151,125
25468PCU8	The Walt Disney Company
	0.450%, 12/01/2015		100,000	99,971
				728,872
	Chemical Manufacturing - 4.32%
031162AJ9	Amgen Inc.
	4.850%, 11/18/2014		140,000	149,439
260543CA9	The Dow Chemical Company
	5.900%, 02/15/2015		100,000	109,349
	Ecolab Inc.
278865AJ9	2.375%, 12/08/2014		125,000	128,447
278865AN0	1.000%, 08/09/2015		55,000	55,177
74005PAQ7	Praxair, Inc.
	5.250%, 11/15/2014		100,000	107,687
88166CAA6	Teva Pharmaceuticals Finance
	3.000%, 06/15/2015		100,000	104,964
983024AE0	Wyeth LLC
	5.500%, 02/01/2014		42,000	43,786
				698,849
	Computer and Electronic Product Manufacturing - 3.14%
	Covidien International Finance SA
22303QAK6	2.800%, 06/15/2015		100,000	104,641
	Hewlett-Packard Co.
428236AT0	6.125%, 03/01/2014		50,000	52,346
	IBM Corp.
459200HD6	0.750%, 05/11/2015		100,000	100,710
	Medtronic, Inc.
585055AR7	3.000%, 03/15/2015		100,000	104,803
	Thermo Fisher Scientific Inc.
883556AS1	3.200%, 05/01/2015		140,000	146,373
				508,873
	Credit Intermediation and Related Activities - 5.87%
	American Express Credit Corporation
0258M0CZ0	5.125%, 08/25/2014		100,000	106,272
	Bunge Limited Finance Corp.
120568AM2	5.350%, 04/15/2014		115,000	120,104
	Capital One Financial Corporation
14040HAS4	7.375%, 05/23/2014		100,000	107,377
	Caterpillar Financial Services Corporation
14912L5B3	1.050%, 03/26/2015		100,000	101,041
	General Electric Capital Corp.
36966RS98	5.450%, 06/15/2014		10,000	10,527
36962G6M1	1.000%, 12/11/2015		200,000	201,376
24422ERQ4	John Deere Capital Corporation
	0.875%, 04/17/2015		100,000	100,636
69371RK62	PACCAR Financial Corp.
	1.050%, 06/05/2015		100,000	101,119
92976GAB7	Wachovia Bank NA
	4.800%, 11/01/2014		96,000	102,085
				950,537
	Food Manufacturing - 1.87%
205887BH4	ConAgra Foods, Inc.
	1.350%, 09/10/2015		100,000	100,790
487836BG2	Kellogg Company
	1.125%, 05/15/2015		200,000	201,989
				302,779
	Funds, Trusts, and Other Financial Vehicles - 0.94%
65339KAC4	NextEra Energy Capital Holding Inc.
	1.611%, 06/01/2014		150,000	151,453

	General Merchandise Stores - 1.40%
22160KAD7	Costco Wholesale Corporation
	0.650%, 12/07/2015		150,000	150,314
931142CX9	Wal-Mart Stores, Inc.
	1.500%, 10/25/2015		74,000	75,955
				226,269
	Health and Personal Care Stores - 0.65%
126650BT6	CVS Caremark Corporation
	3.250%, 05/18/2015		100,000	105,345

	Insurance Carriers and Related Activities - 2.55%
74432QAE5	Prudential Financial, Inc.
	5.100%, 09/20/2014^		100,000	106,365
91324PBX9	UnitedHealth Group Inc.
	0.850%, 10/15/2015		100,000	100,366
	WellPoint, Inc.
94973VAQ0	6.000%, 02/15/2014		100,000	104,677
94973VAZ0	1.250%, 09/10/2015		100,000	100,887
				412,295
	Management of Companies and Enterprises - 0.63%
38141GDQ4	The Goldman Sachs Group, Inc.
	5.250%, 10/15/2013		100,000	102,465

	Merchant Wholesalers, Nondurable Goods - 1.87%
30219GAB4	Express Scripts Holding Company
	2.100%, 02/12/2015		100,000	102,204
581557AY1	McKesson Corp.
	0.950%, 12/04/2015		200,000	200,679
				302,883
	Mining (except Oil and Gas) - 1.25%
067901AE8	Barrick Gold Corporation
	1.750%, 05/30/2014		100,000	101,126
76720AAA4	Rio Tinto Financial USA PLC
	1.125%, 03/20/2015		100,000	100,650
				201,776
	Miscellaneous Manufacturing - 0.08%
418056AR8	Hasbro, Inc.
	6.125%, 05/15/2014		12,000	12,706

	Motor Vehicle and Parts Dealers - 0.65%
053332AH5	Autozone, Inc.
	6.500%, 01/15/2014		100,000	104,464

	Non-Store Retailers - 2.10%
023135AK2	Amazon.com, Inc.
	0.650%, 11/27/2015		200,000	199,890
278642AD5	eBay, Inc.
	0.700%, 07/15/2015		140,000	140,727
				340,617
	Oil and Gas Extraction - 1.43%
136385AQ4	Canadian Natural Resources Ltd.
	1.450%, 11/14/2014		130,000	131,497
565849AJ5	Marathon Oil Corporation
	0.900%, 11/01/2015		100,000	99,819
				231,316
	Paper Manufacturing - 0.40%
460146CB7	International Paper Co.
	7.400%, 06/15/2014		60,000	64,409

	Pipeline Transportation - 0.65%
96950FAB0	Williams Partners LP
	3.800%, 02/15/2015		100,000	105,353

	Publishing Industries (except Internet) - 0.65%
00724FAA9	Adobe Systems, Inc.
	3.250%, 02/01/2015		100,000	104,397

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.82%
472319AD4	Jefferies Group LLC
	5.875%, 06/08/2014		150,000	159,375
59018SN83	Merrill Lynch & Co.
	0.995%, 08/30/2013g		33,000	32,752
61747WAD1	Morgan Stanley
	2.875%, 01/24/2014^		100,000	101,662
				293,789
	Telecommunications - 1.85%
00206RBL5	AT&T, Inc.
	0.800%, 12/01/2015		200,000	199,732
92857WBA7	Vodafone Group PLC
	0.900%, 02/19/2016		100,000	99,833
				299,565
	Transportation Equipment Manufacturing - 0.63%
913017BY4	United Technologies Corporation
	1.200%, 06/01/2015		100,000	101,457

	Utilities - 1.98%
693304AN7	PECO Energy Company
	5.000%, 10/01/2014		52,000	55,350
843646AF7	Southern Power Company
	4.875%, 07/15/2015^		100,000	109,174
7594777	Veolia Environnement
	4.875%, 05/28/2013#	EUR	121,000	156,284
				320,808
	Waste Management and Remediation Services - 0.68%
94106LAT6	Waste Management, Inc.
	6.375%, 03/11/2015		100,000	110,518
	TOTAL CORPORATE BONDS
	(cost $7,627,511)			7,611,971

	U.S. GOVERNMENT AGENCY ISSUE - 1.85%
	U.S. Government Agency Issue - 1.85%
3134G3J50	Federal Home Loan Mortgage Corporation, 0.495%, 09/10/2015#		300,000	300,202
	TOTAL US GOVERNMENT AGENCY ISSUE
	(cost $300,072)			300,202

	EXCHANGE TRADED FUNDS - 19.56%		Shares
	Funds, Trusts, and Other Financial Vehicles - 19.56%
CSJ	iShares Barclays 1-3 Year Credit Bond ETF		23,000	2,427,420
SCPB	SPDR Barclays Short Term Corporate Bond ETF		24,000	738,000
	TOTAL EXCHANGE TRADED FUNDS
	(cost $3,165,726)			3,165,420

	WARRANTS - 0.01%
	Utilities - 0.01%
CHC/WS	China Hydroelectric Coprporation		40,000	1,104
	Expiration Date: 1/25/2014
	Exercise Price: $15.00*
	TOTAL WARRANTS
	(cost $48,000)			1,104

			Principal
	SHORT-TERM INVESTMENTS - 7.08%		Amount
	Commercial Paper - 3.58%
049216763	U.S. Bank N.A., 0.02%, 04/01/2013		$580,000	580,000

	Money Market Funds - 3.50%		Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b		566,000	566,000
	TOTAL SHORT-TERM INVESTMENTS
	(cost $1,146,000)			1,146,000

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.00%
	Money Market Funds - 2.00%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.24%b		323,730	323,730
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $323,730)			323,730

	TOTAL INVESTMENTS - 79.03%
	(cost $12,849,078)(a)			$12,789,027

Percentages are stated as a percent of net assets.

# -	All or a portion of the shares have been committed as collateral for written option contracts.
^ -	This security or a portion of this security was out on loan at March 31, 2013. Total loaned securities had a market value of $315,616 at March 31, 2013.
*-	Non-income producing security.
g -	The rate shown is the purchased yield on a zero coupon bond.
b -	The rate quoted is the annualized seven-day yield as of March 31, 2013.
EUR -	Euros.
ETF -	Exchange Traded Fund.

(a) The cost basis of investments for federal tax purposes at March 31, 2013 was as follows@:
Cost of investments	$12,849,078
Gross unrealized appreciation		8,490
Gross unrealized depreciation		(68,541)
Net unrealized depreciation	$(60,051)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written - March 31, 2013 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts*	Value
	Accommodation
	Carnival Corporation
CCL 140118P00024500	Expiration: January 2014, Exercise Price: $24.50	13	$715
CCL 140118P00029500	Expiration: January 2014, Exercise Price: $29.50	10	1,500
CCL 150117P00024500	Expiration: January 2015, Exercise Price: $24.50	33	6,105
	Starwood Hotels & Resorts Worldwide, Inc.
HOT 140118P00038000	Expiration: January 2014, Exercise Price: $38.00	15	480
HOT 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	1,942
			10,742
	Administrative and Support Services
	Accenture PLC - Class A
ACN 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	10	475
ACN 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	1,750
	Expedia, Inc.
EXPE 140118P00034480	Expiration: January 2014, Exercise Price: $34.48	15	1,238
EXPE 150117P00034480	Expiration: January 2015, Exercise Price: $34.48	15	4,275
	Priceline.com Inc.
PCLN 140118P00415000	Expiration: January 2014, Exercise Price: $415.00	1	460
PCLN 150117P00410000	Expiration: January 2015, Exercise Price: $410.00	1	1,810
			10,008
	Apparel Manufacturing
	L Brands, Inc.
LTD 140118P00032000	Expiration: January 2014, Exercise Price: $32.00	11	715
LTD 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	11	2,255
			2,970
	Asset Management
	The Blackstone Group LP
BX 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	30	1,965
BX 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	30	2,520
	KKR & Co. LP
KKR 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	50	3,875
	Legg Mason, Inc.
LM 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	25	1,750
			10,110
	Beverage and Tobacco Product Manufacturing
	Constellation Brands, Inc. - Class A
STZ 140118P00022500	Expiration: January 2014, Exercise Price: $22.50	30	975
STZ 140118P00032500	Expiration: January 2014, Exercise Price: $32.50	5	650
STZ 150117P00022500	Expiration: January 2015, Exercise Price: $22.50	20	1,850
STZ 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	5	1,013
	Molson Coors Brewing Company - Class B
TAP 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	9	518
TAP 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	23	4,025
	Philip Morris International, Inc.
PM 140118P00072500	Expiration: January 2014, Exercise Price: $72.50	10	1,275
			10,306
	Broadcasting (except Internet)
	CBS Corporation - Class B
CBS 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	13	195
CBS 140118P00032000	Expiration: January 2014, Exercise Price: $32.00	20	1,100
CBS 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	13	975
	Comcast Corporation - Class A
CMCSA 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	11	495
CMCSA 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	29	3,350
	Time Warner Inc.
TWX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	15	1,537
	Viacom Inc. - Class B
VIAB 140118P00047000	Expiration: January 2014, Exercise Price: $47.00	10	1,175
VIAB 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	15	2,362
	The Walt Disney Company
DIS 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	10	1,065
DIS 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	1,553
			13,807
	Building Equipment Contractors
	Honeywell International Inc.
HON 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	12	1,344

	Building Material and Garden Equipment and Supplies Dealers
	Fastenal Company
FAST 140118P00039500	Expiration: January 2014, Exercise Price: $39.50	8	940
FAST 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	15	2,363
FAST 150117P00034500	Expiration: January 2015, Exercise Price: $34.50	10	1,925
	The Home Depot, Inc.
HD 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	5	653
HD 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	20	5,340
	Lowe's Companies, Inc.
LOW 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	20	590
LOW 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	5	307
LOW 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	5	525
LOW 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	2,270
LOW 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	5	740
LOW 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	5	1,370
			17,023
	Chemical Manufacturing
	Amgen Inc.
AMGN 140118P00067500	Expiration: January 2014, Exercise Price: $67.50	10	765
AMGN 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	10	2,005
	Celgene Corporation
CELG 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	10	535
CELG 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	2,440
	The Dow Chemical Company
DOW 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	25	975
DOW 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	9	639
DOW 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	29	3,814
	E.I. du Pont de Nemours and Comapny
DD 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	5	573
DD 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	20	2,070
DD 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	10	1,755
	Eastman Chemical Company
EMN 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	10	925
EMN 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	5	887
EMN 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	2,750
	Monsanto Company
MON 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	4	754
MON 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	5	1,122
MON 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	10	4,100
	The Mosaic Company
MOS 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	615
MOS 140118P00042500	Expiration: January 2014, Exercise Price: $42.50	5	560
MOS 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	1,995
	Pfizer Inc.
PFE 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	50	5,875
			35,154
	Clothing and Clothing Accessories Stores
	The Gap, Inc.
GPS 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	20	2,130
	Nordstrom, Inc.
JWN 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	525
JWN 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	2,258
	Tiffany & Co.
TIF 140118P00042500	Expiration: January 2014, Exercise Price: $42.50	10	340
TIF 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	3	181
TIF 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	5	780
TIF 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	13	2,535
			8,749
	Computer and Electronic Product Manufacturing
	Agilent Technologies, Inc.
A 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	20	1,070
A 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	20	3,560
	Altera Corporation
ALTR 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	20	900
ALTR 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	3,000
	Apple Inc.
AAPL 140118P00350000	Expiration: January 2014, Exercise Price: $350.00	2	2,810
AAPL 150117P00350000	Expiration: January 2015, Exercise Price: $350.00	1	3,560
	Broadcom Corporation - Class A
BRCM 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	20	830
BRCM 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	2,780
	Cisco Systems, Inc.
CSCO 140118P00013000	Expiration: January 2014, Exercise Price: $13.00	35	543
CSCO 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	35	1,977
	EMC Corporation
EMC 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	27	3,361
	QUALCOMM Inc.
QCOM 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	15	1,575
QCOM 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	5	700
QCOM 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	2,325
	St. Jude Medical, Inc.
STJ 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	10	900
STJ 140118P00032500	Expiration: January 2014, Exercise Price: $32.50	10	1,325
STJ 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	1,950
STJ 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	10	2,375
	Texas Instruments Inc.
TXN 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	25	413
TXN 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	25	1,800
			37,754
	Construction of Buildings
	Lennar Corporation - Class A
LEN 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	20	1,220
LEN 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	5	515
LEN 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	8	940
LEN 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	20	4,550
			7,225
	Couriers and Messengers
	FedEx Corp.
FDX 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	7	2,607
FDX 150117P00082500	Expiration: January 2015, Exercise Price: $82.50	7	3,990
			6,597
	Credit Intermediation and Related Activities
	American Express Company
AXP 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	10	425
AXP 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	3	290
AXP 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	10	1,190
AXP 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	3	804
	Bank of America Corporation
BAC 140118P00007000	Expiration: January 2014, Exercise Price: $7.00	70	630
BAC 150117P00007000	Expiration: January 2015, Exercise Price: $7.00	70	2,485
	The Bank of New York Mellon Corporation
BK 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	25	788
BK 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	12	552
BK 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	25	2,462
BK 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	10	1,385
	Capital One Financial Corporation
COF 140118P00038000	Expiration: January 2014, Exercise Price: $38.00	15	1,305
COF 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	2,858
	Citigroup Inc.
C 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	15	675
C 140118P00032000	Expiration: January 2014, Exercise Price: $32.00	10	985
C 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	15	2,482
	U.S. Bancorp
USB 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	40	2,560
	Wells Fargo & Company
WFC 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	30	2,025
WFC 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	1,790
			25,691
	Data Processor
	MasterCard, Inc. - Class A
MA 150117P00390000	Expiration: January 2015, Exercise Price: $390.00	1	1,895
MA 150117P00400000	Expiration: January 2015, Exercise Price: $400.00	2	4,140
			6,035
	E-Commerce
	IAC/InterActiveCorp
IACI 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	10	875
IACI 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	10	2,225
			3,100
	Electrical Equipment, Appliance, and Component Manufacturing
	Corning Inc.
GLW 140118P00008000	Expiration: January 2014, Exercise Price: $8.00	60	570
GLW 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	60	2,370
	Whirlpool Corporation
WHR 140118P00067500	Expiration: January 2014, Exercise Price: $67.50	5	502
WHR 150117P00070000	Expiration: January 2015, Exercise Price: $70.00	5	2,025
			5,467
	Fabricated Metal Product Manufacturing
	McDermott International, Inc.
MDR 140118P00008000	Expiration: January 2014, Exercise Price: $8.00	80	3,000
MDR 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	30	2,775
	Parker Hannifin Corporation
PH 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	10	2,975
			8,750
	Food Services and Drinking Places
	Starbucks Corporation
SBUX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	525
SBUX 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	1,980
	Yum! Brands, Inc.
YUM 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	7	343
YUM 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	5	600
YUM 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	7	1,110
YUM 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	10	2,005
			6,563
	Funds, Trusts, and Other Financial Vehicles
	CBRE Group, Inc.
CBG 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	10	450
CBG 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	7	805
	Market Vectors Gold Miners ETF
GDX 140118P00029000	Expiration: January 2014, Exercise Price: $29.00	25	2,187
			3,442
	Gaming
	Las Vegas Sands Corp.
LVS 140118P00030250	Expiration: January 2014, Exercise Price: $30.25	15	548
LVS 150117P00030250	Expiration: January 2015, Exercise Price: $30.25	15	2,422
	Wynn Resorts Limited
WYNN 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	5	588
WYNN 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	5	962
WYNN 150117P00080000	Expiration: January 2015, Exercise Price: $80.00	5	2,400
			6,920
	General Merchandise Stores
	Family Dollar Stores, Inc.
FDO 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	7	858
FDO 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	10	1,675
FDO 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	11	2,887
	J.C. Penney Company, Inc.
JCP 140118P00008000	Expiration: January 2014, Exercise Price: $8.00	100	7,700
JCP 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	50	8,675
	Macy's, Inc.
M 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	20	490
M 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	1,920
			24,205
	Health and Personal Care Stores
	Walgreen Company
WAG 140118P00033000	Expiration: January 2014, Exercise Price: $33.00	30	1,650
WAG 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	5	345
WAG 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	5	760
			2,755
	Holding Company
	Leucadia National Corporation
LUK2 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	20	2,300
LUK2 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	33	2,640
LUK2 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	20	6,700
			11,640
	Insurance Carriers and Related Activities
	Aflac, Inc.
AFL 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	938
AFL 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	10	2,435
AFL 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	2,812
	American International Group, Inc.
AIG 140118P00022000	Expiration: January 2014, Exercise Price: $22.00	20	350
AIG 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	10	955
AIG 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	2,230
	Lincoln National Corporation
LNC 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	25	750
LNC 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	25	2,163
	MetLife, Inc.
MET 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	25	675
MET 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	10	620
MET 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	10	985
MET 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	25	2,275
	Prudential Financial, Inc.
PRU 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	952
PRU 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	2,880
	UnitedHealth Group Inc.
UNH 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	435
UNH 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	5	520
UNH 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	1,950
	WellPoint, Inc.
WLP 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	5	623
WLP 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	15	3,652
			28,200
	Leather and Allied Product Manufacturing
	Coach, Inc.
COH 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	9	1,620
COH 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	9	3,915
	NIKE, Inc. - Class B
NKE 140118P00042500	Expiration: January 2014, Exercise Price: $42.50	8	584
NKE 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	12	2,244
NKE 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	13	3,042
			11,405
	Machinery Manufacturing
	Cameron International Corporation
CAM 140118P00038000	Expiration: January 2014, Exercise Price: $38.00	15	788
CAM 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	15	3,487
	Caterpillar Inc.
CAT 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	755
CAT 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	2,750
	Cummins Inc.
CMI 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	8	1,300
CMI 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	8	4,240
	Deere & Company
DE 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	705
DE 140118P00067500	Expiration: January 2014, Exercise Price: $67.50	5	962
DE 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	2,550
	Eaton Corporation PLC
ETN 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	20	4,300
	General Electric Company
GE 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	30	3,795
	Illinois Tool Works Inc.
ITW 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	12	600
ITW 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	12	2,010
	Ingersoll-Rand PLC
IR 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	15	338
IR 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	15	1,537
			30,117
	Management of Companies and Enterprises
	The Goldman Sachs Group, Inc.
GS 140118P00085000	Expiration: January 2014, Exercise Price: $85.00	5	485
GS 150117P00085000	Expiration: January 2015, Exercise Price: $85.00	5	1,477
	JPMorgan Chase & Co.
JPM 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	11	605
JPM 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	11	1,771
			4,338
	Merchant Wholesalers, Nondurable Goods
	Express Scripts Holding Company
ESRX 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	15	2,445
ESRX 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	12	2,406
	Ralph Lauren Corporation
RL 140118P00105000	Expiration: January 2014, Exercise Price: $105.00	5	700
RL 150117P00105000	Expiration: January 2015, Exercise Price: $105.00	5	2,325
			7,876
	Mining (except Oil and Gas)
	Barrick Gold Corporation
ABX 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	20	1,570
ABX 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	5	653
ABX 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	4,560
	Freeport-McMoRan Copper & Gold Inc.
FCX 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	25	1,838
FCX 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	10	1,480
FCX 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	15	3,382
	Newmont Mining Corporation
NEM 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	10	1,585
NEM 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	36	8,190
	Rio Tinto PLC - ADR
RIO 140118P00037500	Expiration: January 2014, Exercise Price: $37.50	15	2,550
RIO 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	15	6,300
	Silver Wheaton Corporation
SLW 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	20	1,790
SLW 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	9	1,215
SLW 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	24	5,808
			40,921
	Miscellaneous Manufacturing
	Baxter International Inc.
BAX 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	20	2,090
	International Game Technology
IGT 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	45	788
IGT 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	45	2,700
IGT 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	20	2,150
			7,728
	Non-Store Retailers
	Amazon.com, Inc.
AMZN 140118P00160000	Expiration: January 2014, Exercise Price: $160.00	4	1,118
AMZN 150117P00160000	Expiration: January 2015, Exercise Price: $160.00	4	3,620
	eBay, Inc.
EBAY 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	953
EBAY 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	10	1,235
EBAY 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	15	2,662
			9,588
	Oil and Gas Extraction
	Anadarko Petroleum Corporation
APC 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	10	440
APC 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	10	2,010
	Apache Corporation
APA 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	1,130
APA 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	3,425
	Canadian Natural Resources Ltd.
CNQ 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	25	375
CNQ 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	25	1,812
CNQ 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	15	1,575
CNQ 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	10	1,725
	Encana Corporation
ECA 140118P00013000	Expiration: January 2014, Exercise Price: $13.00	25	625
ECA 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	15	825
ECA 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	25	2,125
ECA 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	15	2,213
	EOG Resources, Inc.
EOG 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	5	878
EOG 150117P00080000	Expiration: January 2015, Exercise Price: $80.00	5	2,462
	Marathon Oil Corporation
MRO 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	25	638
MRO 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	25	2,187
	Occidental Petroleum Corporation
OXY 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	10	715
OXY 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	10	2,645
OXY 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	5	1,813
			29,618
	Other Information Services
	Google Inc. - Class A
GOOG 150117P00600000	Expiration: January 2015, Exercise Price: $600.00	1	2,895

	Performing Arts, Spectator Sports, and Related Industries
	Live Nation Entertainment, Inc.
LYV 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	50	3,375

	Petroleum and Coal Products Manufacturing
	ConocoPhillips
COP 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	10	2,080
COP 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	11	2,838
	Hess Corporation
HES 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	330
HES 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	5	518
HES 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	1,702
	Phillips 66
PSX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	488
PSX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	5	437
PSX 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	1,875
PSX 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	5	1,200
	Valero Energy Corporation
VLO 140118P00022000	Expiration: January 2014, Exercise Price: $22.00	25	487
VLO 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	2,240
			14,195
	Pharmaceutical and Biotechnology
	Gilead Sciences, Inc.
GILD 140118P00023500	Expiration: January 2014, Exercise Price: $23.50	20	290
GILD 150117P00022500	Expiration: January 2015, Exercise Price: $22.50	20	1,020
	Life Technologies Corporation
LIFE 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	15	150
	Merck & Co., Inc.
MRK 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	30	2,010
			3,470
	Pipeline Transportation
	The Williams Companies, Inc.
WMB 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	40	5,740

	Primary Metal Manufacturing
	Nucor Corporation
NUE 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	45	7,515

	Professional, Scientific, and Technical Services
	Computer Sciences Corporation
CSC 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	20	500
CSC 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	20	2,150
	Fluor Corporation
FLR 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	9	450
FLR 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	5	425
FLR 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	4	450
FLR 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	9	1,665
FLR 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	4	900
	Foster Wheeler AG
FWLT 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	20	980
FWLT 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	20	2,650
	The Interpublic Group of Companies, Inc.
IPG 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	50	2,375
	SAIC, Inc.
SAI 140118P00008000	Expiration: January 2014, Exercise Price: $8.00	50	375
SAI 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	25	562
SAI 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	50	1,500
			14,982
	Publishing Industries (except Internet)
	News Corporation - Class A
NWSA 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	30	4,650
	Rail Transportation
	CSX Corporation
CSX 140118P00017500	Expiration: January 2014, Exercise Price: $17.50	10	355
CSX 150117P00012500	Expiration: January 2015, Exercise Price: $12.50	40	1,280
CSX 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	30	1,860
	Norfolk Southern Corporation
NSC 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	975
NSC 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	5	762
NSC 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	12	1,200
			6,432
	Satellite Telecommunications
	DISH Network Corp. - Class A
DISH 140118P00024000	Expiration: January 2014, Exercise Price: $24.00	34	1,700
DISH 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	10	600
DISH 150117P00024000	Expiration: January 2015, Exercise Price: $24.00	14	2,100
			4,400
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities
	The Charles Schwab Corporation
SCHW 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	41	2,358
	CME Group Inc.
CME 140118P00046000	Expiration: January 2014, Exercise Price: $46.00	7	613
CME 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	11	2,062
CME 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	7	1,592
	Morgan Stanley
MS 140118P00013000	Expiration: January 2014, Exercise Price: $13.00	40	1,040
MS 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	10	480
MS 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	40	3,280
			11,425
	Software Publishers
	Citrix Systems, Inc.
CTXS 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	10	900
CTXS 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	5	587
CTXS 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	3,000
	Microsoft Corporation
MSFT 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	25	1,275
MSFT 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	25	1,463
MSFT 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	10	885
	Oracle Corporation
ORCL 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	10	1,170
ORCL 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	25	1,887
ORCL 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	10	2,625
			13,792
	Support Activities for Mining
	Halliburton Company
HAL 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	20	640
HAL 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	4	396
HAL 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	2,290
HAL 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	5	1,045
	Helmerich & Payne, Inc.
HP 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	10	1,625
HP 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	15	5,325
	Schlumberger Limited
SLB 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	10	695
SLB 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	1,385
SLB 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	10	2,470
			15,871
	Support Activities for Transportation
	Expeditors International of Washington, Inc.
EXPD 140118P00027500	Expiration: January 2014, Exercise Price: $27.50	15	1,163
EXPD 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	15	2,175
			3,338
	Transportation Equipment Manufacturing
	The Boeing Company
BA 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	5	365
BA 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	10	1,605
BA 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	5	1,148
	General Dynamics Corporation
GD 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	2,350
	Harley-Davidson, Inc.
HOG 140118P00033000	Expiration: January 2014, Exercise Price: $33.00	15	795
HOG 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	15	2,678
	Johnson Controls, Inc.
JCI 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	25	625
JCI 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	25	1,687
	PACCAR Inc.
PCAR 140118P00028500	Expiration: January 2014, Exercise Price: $28.50	20	800
PCAR 140118P00038500	Expiration: January 2014, Exercise Price: $38.50	10	1,250
PCAR 150117P00029200	Expiration: January 2015, Exercise Price: $29.20	15	2,212
	Textron Inc.
TXT 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	25	513
TXT 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	15	667
TXT 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	25	1,375
	United Technologies Corporation
UTX 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	1,785
			19,855
	TOTAL PUT OPTIONS WRITTEN
	(premiums received ($859,618))		$578,083

* -	100 Shares Per Contract.
ADR -	American Depository Receipt.

Disclosures about Derivative Instruments and Hedging Activities at March 31, 2013

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As Would Be Reflected in the Statement of Assets and Liabilities
The following is a summary of the fair values of derivative instruments as of March 31, 2013:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
Written Options			Written option
		-	contracts, at value	$ 578,083
Total		$ -		$ 578,083

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments - March 31, 2013 (Unaudited)

Identifier	COMMON STOCKS - 2.60%		Shares	Value
	Insurance Carriers and Related Activities - 2.60%
AIG	American International Group, Inc.*		55,500	$2,154,510

	TOTAL COMMON STOCKS
	(cost $1,996,454 )			2,154,510
			Principal
	CONVERTIBLE BONDS - 56.91%		Amount
	Administrative and Support Services - 5.92%
	WebMD Health Corporation
94770VAH5	2.250%, 03/31/2016#		$400,000	394,000
94770VAF9	2.500%, 01/31/2018#^		4,875,000	4,509,375
				4,903,375
	Computer and Electronic Product Manufacturing - 6.33%
458660AB3	InterDigital, Inc.
	2.500%, 03/15/2016		2,000,000	2,243,750
502413AW7	L-3 Communications Holdings, Inc.
	3.000%, 08/01/2035#		2,450,000	2,489,813
747906AH8	Quantum Corporation
	4.500%, 11/15/2017, Acquired 10/26/2012 at $500,000■		500,000	509,062
				5,242,625
	Holding Company - 4.11%
451102AB3	Icahn Enterprises LP
	4.000%, 08/15/2013#		3,400,000	3,408,500
	Mining (except Oil and Gas) - 4.03%
B7W1RP3	Kirkland Lake Gold Inc.
	6.000%, 06/30/2017	CAD	350,000	279,318
608753AA7	Molycorp Inc.
	3.250%, 06/15/2016#		1,500,000	926,250
780287AA6	Royal Gold, Inc.
	2.875%, 06/15/2019		2,014,000	2,134,840
				3,340,408
	Nonmetallic Mineral Product Manufacturing - 6.31%
69073TAQ6	Owens-Brockway Glass Container
	3.000%, 06/01/2015, Acquired 7/06/2011-3/15/2013 at $5,149,020#■		5,170,000	5,224,931
	Oil and Gas Extraction - 8.78%
	Arcan Resources Ltd.
B4MT4X3	6.250%, 02/28/2016#	CAD	1,594,000	1,247,458
B57ZB98	6.500%, 10/31/2018#	CAD	2,517,000	1,957,405
	Chesapeake Energy Corporation
165167BW6	2.750%, 11/15/2035#		650,000	654,062
165167CB1	2.250%, 12/15/2038^		3,830,000	3,418,275
				7,277,200
	Performing Arts, Spectator Sports, and Related Industries - 3.36%
538034AB5	Live Nation Entertainment, Inc.
	2.875%, 07/15/2027#		2,763,000	2,783,723
	Personal and Laundry Services - 1.79%
758932AA5	Regis Corporation
	5.000%, 07/15/2014		1,150,000	1,481,344
	Primary Metal Manufacturing - 3.10%
03938LAK0	ArcelorMittal
	5.000%, 05/15/2014		2,500,000	2,571,875
	Professional, Scientific, and Technical Services - 0.12%
159864AB3	Charles River Laboratories International, Inc.
	2.250%, 06/15/2013#		100,000	101,062
	Publishing Industries (except Internet) - 4.41%
285512AA7	Electronic Arts, Inc.
	0.750%, 07/15/2016		3,750,000	3,651,563
	Real Estate - 6.56%
029169AA7	American Real Estate
	4.000%, 08/15/2013, Acquired 6/24/2011-10/26/2011 at $345,471#■		350,000	350,875
	Forest City Enterprises, Inc.
345550AK3	3.625%, 10/15/2014#		300,000	372,900
345550AP2	4.250%, 08/15/2018#		4,246,000	4,715,714
				5,439,489
	Transportation Equipment Manufacturing - 1.24%
63934EAL2	Navistar International Corp.
	3.000%, 10/15/2014^		1,000,000	1,025,625
	U.S. Equity Exchanges - 0.85%
631103AA6	The NASDAQ OMX Group, Inc.
	2.500%, 08/15/2013		705,000	707,644
	TOTAL CONVERTIBLE BONDS
	(cost $46,345,812 )			47,159,364

	CORPORATE BONDS - 22.75%
	Administrative and Support Services - 0.69%
22025YAK6	Corrections Corp. of America
	7.750%, 06/01/2017#		545,000	572,604
	Ambulatory Health Care Services - 3.49%
23918KAL2	DaVita, Inc.
	6.375%, 11/01/2018#^		2,710,000	2,889,538
	General Merchandise Stores - 2.79%
	J.C. Penney Corp., Inc.
708130AD1	5.650%, 06/01/2020^		1,250,000	1,017,187
708130AC3	6.375%, 10/15/2036		1,712,000	1,292,560
				2,309,747
	Mining (except Oil and Gas) - 3.50%
20854PAD1	Consol Energy, Inc.
	8.000%, 04/01/2017#		1,495,000	1,618,338
	Peabody Energy Corporation
704549AK0	6.000%, 11/15/2018		950,000	1,012,937
704549AH7	6.500%, 09/15/2020#		250,000	267,500
				2,898,775
	Oil and Gas Extraction - 1.25%
	Harvest Operations Corp.
B45KCB7	7.250%, 09/30/2013#	CAD	200,000	197,175
B45H5R5	7.500%, 05/31/2015#	CAD	830,000	839,927
				1,037,102
	Satellite Telecommunications - 3.77%
25470XAH8	Dish DBS Corp.
	4.625%, 07/15/2017^		3,000,000	3,127,500
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.79%
52107QAC9	Lazard Group LLC
	7.125%, 05/15/2015#		67,000	74,152
683797AB0	Oppenheimer Holdings, Inc.
	8.750%, 04/15/2018		2,839,000	3,066,120
				3,140,272
	Utilities - 3.47%
131347BP0	Calpine Corp.
	7.250%, 10/15/2017, Acquired 11/15/2011-4/13/2012 at $2,801,641#■		2,700,000	2,875,500
	TOTAL CORPORATE BONDS
	(cost $18,642,790 )			18,851,038

	MUNICIPAL BONDS - 0.89%
	Air Transportation - 0.89%
	Branson Missouri Regional Airport Transportation Development District
105459AB7	6.000%, 07/01/2025c		2,000,000	420,000
105459AC5	6.000%, 07/01/2037c		1,500,000	315,000
				735,000
	TOTAL MUNICIPAL BONDS
	(cost $2,245,112 )			735,000

	EXCHANGE TRADED FUNDS - 1.51%		Shares
	Funds, Trusts, and Other Financial Vehicles - 1.51%
BOND	PIMCO Total Return ETF		11,400	1,251,606
	TOTAL EXCHANGE TRADED FUNDS
	(cost $1,211,972 )			1,251,606
			Principal
	SHORT-TERM INVESTMENTS - 7.09%		Amount
	Commercial Paper - 2.66%
049216763	U.S. Bank N.A., 0.02%, 04/01/2013		$2,200,000	2,200,000

	Money Market Funds - 2.62%		Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b		2,171,000	2,171,000

			Principal
	U.S. Treasury Obligations - 1.81%		Amount
912796AG4	United States Treasury Bills
	Maturity Date: 05/16/2013, Yield to Maturity 0.03%		$1,500,000	1,499,939
	TOTAL SHORT-TERM INVESTMENTS
	(cost $5,870,939)			5,870,939

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 4.39%
	Money Market Funds - 4.39%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.24%b		3,639,340	3,639,340
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $3,639,340)			3,639,340

	TOTAL INVESTMENTS - 96.14%
	(cost $79,952,419)(a)			$79,661,797

Percentages are stated as a percent of net assets.

* -	Non-income producing security.
# -	All or a portion of the shares have been committed as collateral for written option contracts.
^ -	This security or a portion of this security was out on loan at March 31, 2013. Total loaned securities had a market value of $3,546,570 at March 31, 2013.
■ -	Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 10.81%.
c -	The security missed January 1, 2012 interest payment and has ceased to accrue income. A forbearance agreement is currently in place.
b -	The rate quoted is the annualized seven-day yield as of March 31, 2013.
CAD -	Canadian Dollars.
ETF -	Exchange Traded Fund.

(a) The cost basis of investments for federal tax purposes at March 31, 2013 was as follows:@
Cost of investments	$79,705,467
Gross unrealized appreciation		2,462,625
Gross unrealized depreciation		(2,506,295)
Net unrealized depreciation	$(43,670)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written - March 31, 2013 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts*	Value
	Accommodation
	Carnival Corporation
CCL 140118P00029500	Expiration: January 2014, Exercise Price: $29.50	251	$37,650
	Royal Caribbean Cruises Ltd.
RCL 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	120	29,160
			66,810
	Administrative and Support Services
	Expedia, Inc.
EXPE 140118P00049480	Expiration: January 2014, Exercise Price: $49.48	2	740

	Ambulatory Health Care Services
	Laboratory Corporation of America Holdings
LH 130817P00080000	Expiration: August 2013, Exercise Price: $80.00	20	1,550

	Apparel Manufacturing
	Cintas Corp.
CTAS 140118P00037500	Expiration: January 2014, Exercise Price: $37.50	15	1,575
	L Brands, Inc.
LTD 140118P00041000	Expiration: January 2014, Exercise Price: $41.00	15	4,050
LTD 140118P00044000	Expiration: January 2014, Exercise Price: $44.00	2	800
			6,425
	Asset Management
	BlackRock, Inc.
BLK 140118P00160000	Expiration: January 2014, Exercise Price: $160.00	15	2,325
	The Blackstone Group LP
BX 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	400	3,200
	Brookfield Asset Management Inc. - Class A
BAM 130622P00035000	Expiration: June 2013, Exercise Price: $35.00	10	1,075
	Federated Investors, Inc. - Class B
FII 130420P00015990	Expiration: April 2013, Exercise Price: $15.99	90	450
FII 130420P00017500	Expiration: April 2013, Exercise Price: $17.50	60	300
FII 130420P00018490	Expiration: April 2013, Exercise Price: $18.49	120	600
FII 130720P00020000	Expiration: July 2013, Exercise Price: $20.00	25	937
FII 130720P00022500	Expiration: July 2013, Exercise Price: $22.50	47	4,818
FII 131019P00022500	Expiration: October 2013, Exercise Price: $22.50	30	4,875
	Franklin Resources, Inc.
BEN 140118P00102000	Expiration: January 2014, Exercise Price: $102.00	10	1,200
	KKR & Co. LP
KKR 130622P00013000	Expiration: June 2013, Exercise Price: $13.00	220	1,100
	Legg Mason, Inc.
LM 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	206	14,420
LM 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	100	10,250
LM 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	18	2,655
	Oaktree Capital Group LLC
OAK 130720P00040000	Expiration: July 2013, Exercise Price: $40.00	35	525
OAK 131019P00045000	Expiration: October 2013, Exercise Price: $45.00	65	9,913
			58,643
	Beverage and Tobacco Product Manufacturing
	Anheuser-Busch InBev NV
BUD 130921P00075000	Expiration: September 2013, Exercise Price: $75.00	50	2,750
BUD 130921P00080000	Expiration: September 2013, Exercise Price: $80.00	28	2,450
	Coca-Cola Enterprises Inc.
CCE 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	150	4,125
	Constellation Brands, Inc. - Class A
STZ 140118P00022500	Expiration: January 2014, Exercise Price: $22.50	156	5,070
STZ 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	129	6,450
	Molson Coors Brewing Company - Class B
TAP 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	147	19,110
TAP 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	50	15,750
	PepsiCo, Inc.
PEP 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	25	1,275
PEP 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	18	1,134
	Pernod Ricard SA
RI1 131220P00090000	Expiration: December 2013, Exercise Price: €90.00	30	16,382
	Philip Morris International, Inc.
PM 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	30	8,820
PM 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	20	9,050
PM 140118P00090000	Expiration: January 2014, Exercise Price: $90.00	1	558
			92,924
	Broadcasting
	Charter Communications, Inc.
CHTR 130921P00080000	Expiration: September 2013, Exercise Price: $80.00	10	1,100

	Broadcasting (except Internet)
	Comcast Corporation - Class A
CMCSA 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	70	3,150
	Discovery Communications, Inc. - Class A
DISCA 130420P00050000	Expiration: April 2013, Exercise Price: $50.00	25	62
	Grupo Televisa S.A.B. - ADR
TV 131019P00025000	Expiration: October 2013, Exercise Price: $25.00	75	8,625
	Starz - Liberty Capital
STRZ1 130720P00095000	Expiration: July 2013, Exercise Price: $95.00	12	2,580
	Time Warner Inc.
TWX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	59	1,947
TWX 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	47	2,561
	Time Warner Cable Inc.
TWC 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	39	10,920
TWC 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	48	20,400
	Viacom Inc. - Class B
VIAB 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	30	2,775
VIAB 140118P00047000	Expiration: January 2014, Exercise Price: $47.00	43	5,053
VIAB 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	50	19,500
	The Walt Disney Company
DIS 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	25	1,412
DIS 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	2	213
			79,198
	Building Material and Garden Equipment and Supplies Dealers
	Lowe's Companies, Inc.
LOW 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	25	738
LOW 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	4	170
			908
	Chemical Manufacturing
	Calgon Carbon Corporation
CCC 131019P00017500	Expiration: October 2013, Exercise Price: $17.50	400	49,000
	The Clorox Company
CLX 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	22	385
CLX 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	5	150
	Kronos Worldwide, Inc.
KRO 130817P00015000	Expiration: August 2013, Exercise Price: $15.00	300	44,250
	Monsanto Company
MON 140118P00085000	Expiration: January 2014, Exercise Price: $85.00	1	264
	Novo Nordisk A/S
NVO 130921P00150000	Expiration: September 2013, Exercise Price: $150.00	15	8,550
	The Procter & Gamble Company
PG 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	4	230
	Sigma-Aldrich Corporation
SIAL 130420P00065000	Expiration: April 2013, Exercise Price: $65.00	77	577
SIAL 130720P00065000	Expiration: July 2013, Exercise Price: $65.00	14	455
SIAL 130720P00070000	Expiration: July 2013, Exercise Price: $70.00	4	250
SIAL 131019P00070000	Expiration: October 2013, Exercise Price: $70.00	26	3,835
			107,946
	Clothing and Clothing Accessories Stores
	The Estee Lauder Companies Inc. - Class A
EL 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	29	2,973
EL 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	15	3,525
	Tiffany & Company
TIF 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	22	1,331
TIF 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	46	7,176
TIF 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	70	18,375
TIF 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	95	39,662
			73,042
	Computer and Electronic Product Manufacturing
	America Movil SAB de C.V. - Series L - ADR
AMX 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	180	15,300
AMX 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	200	31,000
	Apple Inc.
AAPL 140118P00440000	Expiration: January 2014, Exercise Price: $440.00	3	14,700
AAPL7 140118P00440000	Expiration: January 2014, Exercise Price: $440.00d	1	489
AAPL 140118P00450000	Expiration: January 2014, Exercise Price: $450.00	15	81,675
	Bruker Corporation
BRKR 130921P00015000	Expiration: September 2013, Exercise Price: $15.00	70	3,150
	Rockwell Collins, Inc.
COL 130420P00045000	Expiration: April 2013, Exercise Price: $45.00	12	90
COL 130720P00050000	Expiration: July 2013, Exercise Price: $50.00	56	1,400
COL 131019P00050000	Expiration: October 2013, Exercise Price: $50.00	10	700
	Vicor Corporation
VICR 131019P00005000	Expiration: October 2013, Exercise Price: $5.00	250	18,750
			167,254
	Construction of Buildings
	Lennar Corporation - Class A
LEN 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	3	309

	Couriers and Messengers
	FedEx Corp.
FDX 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	6	570
FDX 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	10	1,410
FDX 140118P00077500	Expiration: January 2014, Exercise Price: $77.50	10	1,745
FDX 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	69	25,702
	United Parcel Service, Inc. - Class B
UPS 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	8	480
UPS 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	11	1,336
UPS 140118P00072500	Expiration: January 2014, Exercise Price: $72.50	61	9,547
UPS 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	21	4,179
UPS 140118P00077500	Expiration: January 2014, Exercise Price: $77.50	11	2,827
			47,796
	Credit Intermediation and Related Activities
	Altisource Portfolio Solutions SA
ASPS 131019P00060000	Expiration: October 2013, Exercise Price: $60.00	36	14,040
	American Express Company
AXP 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	60	5,790
AXP 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	1,560
	BOK Financial Corporation
BOKF 130921P00050000	Expiration: September 2013, Exercise Price: $50.00	12	2,940
	Citigroup Inc.
C 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	50	7,575
	M&T Bank Corporation
MTB 130720P00080000	Expiration: July 2013, Exercise Price: $80.00	10	200
MTB 131019P00095000	Expiration: October 2013, Exercise Price: $95.00	35	10,062
	Northern Trust Corp.
NTRS 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	71	4,083
	State Street Corporation
STT 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	11	429
	Wells Fargo & Company
WFC 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	80	5,400
WFC 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	30	2,895
WFC 140118P00032000	Expiration: January 2014, Exercise Price: $32.00	3	404
			55,378
	Defense
	CACI International Inc. - Class A
CACI 130622P00050000	Expiration: June 2013, Exercise Price: $50.00	26	2,210
CACI 130921P00047500	Expiration: September 2013, Exercise Price: $47.50	18	2,340
CACI 130921P00050000	Expiration: September 2013, Exercise Price: $50.00	27	4,860
	Northrop Grumman Corporation
NOC 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	20	3,750
			13,160
	E-Commerce
	IAC/InterActiveCorp
IACI 130420P00045000	Expiration: April 2013, Exercise Price: $45.00	50	6,250
IACI 130720P00035000	Expiration: July 2013, Exercise Price: $35.00	117	6,435
IACI 131019P00035000	Expiration: October 2013, Exercise Price: $35.00	30	3,525
			16,210
	Electric Power Distribution
	GDF Suez
GA1 131220P00014000	Expiration: December 2013, Exercise Price: €14.00	200	34,610
	RWE AG
RWE 131220P00028000	Expiration: December 2013, Exercise Price: €28.00	150	50,761
			85,371
	European Exchanges
	Deutsche Boerse AG
DB1 131220P00044000	Expiration: December 2013, Exercise Price: €44.00	140	52,761

	Fabricated Metal Product Manufacturing
	Danaher Corporation
DHR 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	85	5,313
DHR 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	52	7,540
	McDermott International, Inc.
MDR 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	480	45,600
MDR 140118P00012000	Expiration: January 2014, Exercise Price: $12.00	170	34,000
MDR 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	46	6,900
			99,353
	Food Manufacturing
	Archer-Daniels-Midland Company
ADM 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	25	725
ADM 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	225	10,238
	Bunge Limited
BG 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	46	4,025
BG 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	7	787
BG 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	14	2,625
BG 140118P00067500	Expiration: January 2014, Exercise Price: $67.50	32	9,920
BG 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	29	11,600
	Kellogg Company
K 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	37	1,295
	Mead Johnson Nutrition Company
MJN 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	58	7,482
MJN 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	48	10,560
MJN 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	12	4,290
	Mondelez International Inc. - Class A
MDLZ1 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	30	465
MDLZ1 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	2	76
			64,088
	Food Services and Drinking Places
	Starbucks Corporation
SBUX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	118	4,130
SBUX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	2	262
SBUX 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	30	2,205
			6,597
	Funds, Trusts, and Other Financial Vehicles
	iShares MSCI Japan Index Fund
EWJ 140118P00009000	Expiration: January 2014, Exercise Price: $9.00	605	9,378
	iShares Russell 2000 Value Index Fund
IWM 140118P00079000	Expiration: January 2014, Exercise Price: $79.00	1	221
	Market Vectors Gold Miners ETF
GDX 140118P00038000	Expiration: January 2014, Exercise Price: $38.00	28	11,200
GDX 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	5	2,575
GDX 140118P00043000	Expiration: January 2014, Exercise Price: $43.00	117	84,240
GDX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	23	20,125
	Market Vectors Junior Gold Miners ETF
GDXJ 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	186	45,570
GDXJ 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	166	51,045
	SPDR S&P 500 EFT Trust
SPY 140118P00135000	Expiration: January 2014, Exercise Price: $135.00	20	6,370
SPY 140118P00138000	Expiration: January 2014, Exercise Price: $138.00	20	7,390
SPY 141220P00140000	Expiration: December 2014, Exercise Price: $140.00	1	950
			239,064
	Gaming
	Las Vegas Sands Corp.
LVS 140118P00027250	Expiration: January 2014, Exercise Price: $27.25	70	1,925
LVS 140118P00032250	Expiration: January 2014, Exercise Price: $32.25	32	1,584
LVS 140118P00035250	Expiration: January 2014, Exercise Price: $35.25	3	208
LVS 140118P00042250	Expiration: January 2014, Exercise Price: $42.25	52	8,528
	Wynn Resorts Limited
WYNN 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	46	1,748
WYNN 140118P00067500	Expiration: January 2014, Exercise Price: $67.50	12	504
WYNN 140118P00072500	Expiration: January 2014, Exercise Price: $72.50	8	620
WYNN 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	4	770
WYNN 140118P00095000	Expiration: January 2014, Exercise Price: $95.00	8	2,404
			18,291
	General Merchandise Stores
	Family Dollar Stores, Inc.
FDO 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	138	31,395
FDO 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	6	1,830
	Sears Holdings Corporation
SHLD 140118P00030420	Expiration: January 2014, Exercise Price: $30.42	54	7,911
SHLD 140118P00047920	Expiration: January 2014, Exercise Price: $47.92	27	18,292
SHLD 140222P00030420	Expiration: February 2014, Exercise Price: $30.42	23	3,818
SHLD 140621P00047920	Expiration: June 2014, Exercise Price: $47.92	2	1,695
			64,941
	Heavy and Civil Engineering Construction
	Bouygues SA
EN1 131220P00020000	Expiration: December 2013, Exercise Price: €20.00	150	45,185

	Holding Company
	Berkshire Hathaway Inc. - Class B
BRKB 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	23	2,542
	Leucadia National Corporation
LUK1 130622P00020000	Expiration: June 2013, Exercise Price: $20.00	119	892
LUK 130921P00022500	Expiration: September 2013, Exercise Price: $22.50	40	1,900
			5,334
	Insurance Carriers and Related Activities
	American International Group, Inc.
AIG 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	71	6,781
	Greenlight Capital Re, Ltd. - Class A
GLRE 130518P00022500	Expiration: May 2013, Exercise Price: $22.50	85	1,063
GLRE 130817P00025000	Expiration: August 2013, Exercise Price: $25.00	45	7,087
	Loews Corporation
L 130921P00040000	Expiration: September 2013, Exercise Price: $40.00	70	4,200
	Marsh & McLennan Companies, Inc.
MMC 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	16	240
	UnitedHealth Group Inc.
UNH 140118P00047000	Expiration: January 2014, Exercise Price: $47.00	60	8,160
	W. R. Berkley Corporation
WRB 130720P00040000	Expiration: July 2013, Exercise Price: $40.00	75	2,625
			30,156
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works)
	Hugoton Royalty Trust
HGT 130518P00007500	Expiration: May 2013, Exercise Price: $7.50	150	750
HGT 130817P00007500	Expiration: August 2013, Exercise Price: $7.50	125	2,500
	San Juan Basin Royalty Trust
SJT 130420P00012500	Expiration: April 2013, Exercise Price: $12.50	280	2,100
SJT 131019P00012500	Expiration: October 2013, Exercise Price: $12.50	60	6,600
			11,950
	Management of Companies and Enterprises
	Cheung Kong (Holdings) Limited
19HK 131230P00090000	Expiration: December 2013, Exercise Price: HKD $90.00e	42	11,254
	JPMorgan Chase & Co.
JPM 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	100	5,500
JPM 140118P00032000	Expiration: January 2014, Exercise Price: $32.00	25	1,750
JPM 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	12	1,206
	Power Corporation of Canada
POW 131019P00026000	Expiration: October 2013, Exercise Price: CAD $26.00	90	8,195
	Swire Pacific LTD - Class A
1HK 131230P00110000	Expiration: December 2013, Exercise Price: HKD $110.00f	50	48,857
			76,762
	Merchant Wholesalers, Nondurable Goods
	Express Scripts Holding Company
ESRX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	20	2,370
ESRX 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	40	11,820
	McCormick & Company, Inc.
MKC 130921P00055000	Expiration: September 2013, Exercise Price: $55.00	80	800
			14,990
	Mining (except Oil and Gas)
	AuRico Gold Inc.
AUQ 130921P00006000	Expiration: September 2013, Exercise Price: $6.00	200	13,000
AUQ 140118P00005000	Expiration: January 2014, Exercise Price: $5.00	70	3,150
AUQ 140118P00007000	Expiration: January 2014, Exercise Price: $7.00	905	138,013
	Barrick Gold Corporation
ABX 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	187	66,385
ABX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	11	7,865
ABX 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	25	28,875
ABX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	9	14,648
	Cameco Corporation
CCJ 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	65	2,275
CCJ 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	79	5,727
CCJ 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	255	45,900
	Dominion Diamond Corporation
DDC 130518P00010000	Expiration: May 2013, Exercise Price: $10.00	30	150
DDC 130518P00012500	Expiration: May 2013, Exercise Price: $12.50	25	188
DDC 130817P00012500	Expiration: August 2013, Exercise Price: $12.50	180	3,150
DDC 130817P00015000	Expiration: August 2013, Exercise Price: $15.00	170	11,050
	Franco-Nevada Corporation
FNV 130720P00045000	Expiration: July 2013, Exercise Price: $45.00	142	36,210
FNV 131019P00040000	Expiration: October 2013, Exercise Price: $40.00	37	6,105
	Freeport-McMoRan Copper & Gold Inc.
FCX 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	118	30,857
FCX 140118P00033000	Expiration: January 2014, Exercise Price: $33.00	115	47,150
FCX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	2	1,060
	Harmony Gold Mining Company Limited
HMY 130817P00007000	Expiration: August 2013, Exercise Price: $7.00	80	7,600
	Natural Resource Partners L.P.
NRP 130720P00020000	Expiration: July 2013, Exercise Price: $20.00	370	12,025
NRP 131019P00020000	Expiration: October 2013, Exercise Price: $20.00	30	1,950
	Newmont Mining Corporation
NEM 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	155	54,250
NEM 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	6	3,870
NEM 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	18	18,495
	NovaGold Resources Inc.
NG 140118P00003500	Expiration: January 2014, Exercise Price: $3.50	80	4,400
NG 140118P00004000	Expiration: January 2014, Exercise Price: $4.00	480	38,400
NG 140118P00005000	Expiration: January 2014, Exercise Price: $5.00	650	100,750
NG1 140118P00005000	Expiration: January 2014, Exercise Price: $5.00	150	20,625
NG1 140118P00007000	Expiration: January 2014, Exercise Price: $7.00	285	88,350
	Rio Tinto PLC - ADR
RIO 140118P00032500	Expiration: January 2014, Exercise Price: $32.50	35	2,975
RIO 140118P00037500	Expiration: January 2014, Exercise Price: $37.50	36	6,120
RIO 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	14	5,810
RIO 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	99	67,320
	Royal Gold, Inc.
RGLD 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	52	17,680
RGLD 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	14	7,280
RGLD 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	25	26,125
	Silver Wheaton Corporation
SLW 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	256	34,560
SLW 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	50	16,250
	Vale SA
VALE 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	370	94,350
			1,090,943
	Miscellaneous Manufacturing
	3M Co.
MMM 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	10	1,085
MMM 140118P00090000	Expiration: January 2014, Exercise Price: $90.00	33	7,276
	International Game Technology
IGT 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	104	1,820
IGT 140118P00013000	Expiration: January 2014, Exercise Price: $13.00	457	27,420
IGT 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	20	1,200
			38,801
	Motion Picture and Sound Recording Industries
	DreamWorks Animation SKG, Inc. - Class A
DWA 130622P00015000	Expiration: June 2013, Exercise Price: $15.00	150	2,250
DWA 130622P00017500	Expiration: June 2013, Exercise Price: $17.50	9	585
DWA 130921P00015000	Expiration: September 2013, Exercise Price: $15.00	82	3,280
DWA 130921P00017500	Expiration: September 2013, Exercise Price: $17.50	293	32,230
			38,345
	Motor Vehicle and Parts Dealers
	AutoNation, Inc.
AN 130420P00039000	Expiration: April 2013, Exercise Price: $39.00	120	1,500
AN 130720P00038000	Expiration: July 2013, Exercise Price: $38.00	30	1,575
			3,075
	Non-Store Retailers
	eBay, Inc.
EBAY 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	2	456
	Sotheby's
BID 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	133	6,982
BID 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	65	11,375
			18,813
	Oil and Gas Extraction
	Canadian Natural Resources Ltd.
CNQ 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	76	6,840
CNQ 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	193	30,880
CNQ 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	23	5,405
	Canadian Oil Sands Ltd.
COS 140118P00020000	Expiration: January 2014, Exercise Price: CAD $20.00	275	39,930
	Cenovus Energy Inc.
CVE 130921P00030000	Expiration: September 2013, Exercise Price: $30.00	85	14,238
	Encana Corporation
ECA 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	385	57,750
ECA 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	31	7,905
ECA 140118P00022000	Expiration: January 2014, Exercise Price: $22.00	5	1,950
	EXCO Resources, Inc.
XCO 140118P00005000	Expiration: January 2014, Exercise Price: $5.00	600	21,000
XCO 140118P00007000	Expiration: January 2014, Exercise Price: $7.00	75	8,625
	Imperial Oil Ltd.
IMO 130518P00040000	Expiration: May 2013, Exercise Price: $40.00	90	7,425
IMO 130817P00040000	Expiration: August 2013, Exercise Price: $40.00	131	21,288
	Occidental Petroleum Corporation
OXY 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	91	9,828
OXY 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	40	23,300
	Penn West Petroleum Ltd.
PWE 130622P00012000	Expiration: June 2013, Exercise Price: $12.00	65	9,425
PWE 130921P00010000	Expiration: September 2013, Exercise Price: $10.00	570	38,475
	SandRidge Energy Inc.
SD 140118P00005000	Expiration: January 2014, Exercise Price: $5.00	1,050	106,575
	Sasol Ltd. - ADR
SSL 130622P00040000	Expiration: June 2013, Exercise Price: $40.00	104	6,760
	StatoilHydro ASA - ADR
STO 130420P00022500	Expiration: April 2013, Exercise Price: $22.50	50	250
STO 130720P00022500	Expiration: July 2013, Exercise Price: $22.50	88	3,740
STO 131019P00022500	Expiration: October 2013, Exercise Price: $22.50	125	9,687
	Suncor Energy, Inc.
SU 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	12	1,188
SU 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	110	30,525
SU 140118P00032000	Expiration: January 2014, Exercise Price: $32.00	135	52,650
	Total SA - ADR
TOT 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	14	1,925
TOT 140118P00042500	Expiration: January 2014, Exercise Price: $42.50	16	3,160
TOT 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	35	10,062
TOT 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	90	36,450
TOT 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	13	7,150
	WPX Energy Inc.
WPX 140118P00012500	Expiration: January 2014, Exercise Price: $12.50	302	19,630
WPX 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	229	35,495
			629,511
	Petroleum and Coal Products Manufacturing
	Exxon Mobil Corporation
XOM 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	20	5,930
XOM 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	1	460
	Hess Corporation
HES 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	134	28,743
	Murphy Oil Corporation
MUR 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	138	27,945
MUR 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	14	3,675
			66,753
	Pharmaceutical and Biotechnology
	Novartis AG - ADR
NVS 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	15	450
	Sanofi - ADR
SNY 130622P00040000	Expiration: June 2013, Exercise Price: $40.00	25	563
SNY 130622P00041000	Expiration: June 2013, Exercise Price: $41.00	5	188
SNY 130921P00041000	Expiration: September 2013, Exercise Price: $41.00	95	5,937
			7,138
	Primary Metal Manufacturing
	ArcelorMittal
MT 140118P00013000	Expiration: January 2014, Exercise Price: $13.00	388	70,228
MT 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	150	45,750
	Mueller Industries, Inc.
MLI 130921P00050000	Expiration: September 2013, Exercise Price: $50.00	10	2,150
			118,128
	Professional, Scientific, and Technical Services
	Automatic Data Processing, Inc.
ADP 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	52	3,250
ADP 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	3	248
	Charles River Laboratories International, Inc.
CRL 130518P00030000	Expiration: May 2013, Exercise Price: $30.00	90	675
CRL 130817P00030000	Expiration: August 2013, Exercise Price: $30.00	50	875
			5,048
	Publishing Industries (except Internet)
	News Corporation - Class A
NWSA 140118P00022000	Expiration: January 2014, Exercise Price: $22.00	84	4,620

	Rail Transportation
	Canadian National Railway Company
CNI 130720P00085000	Expiration: July 2013, Exercise Price: $85.00	2	95
CNI 130720P00090000	Expiration: July 2013, Exercise Price: $90.00	7	648
	Canadian Pacific Railway Limited
CP 130622P00075000	Expiration: June 2013, Exercise Price: $75.00	19	618
CP 130622P00090000	Expiration: June 2013, Exercise Price: $90.00	20	600
	CSX Corporation
CSX 140118P00017500	Expiration: January 2014, Exercise Price: $17.50	69	2,449
CSX 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	308	22,022
	Norfolk Southern Corporation
NSC 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	22	2,640
NSC 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	8	1,220
NSC 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	56	10,920
NSC 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	15	3,637
	Union Pacific Corporation
UNP 140118P00095000	Expiration: January 2014, Exercise Price: $95.00	11	1,089
UNP 140118P00100000	Expiration: January 2014, Exercise Price: $100.00	5	650
			46,588
	Real Estate
	General Growth Properties, Inc.
GGP 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	345	22,425
	Vornado Realty Trust - REIT
VNO 140118P00079000	Expiration: January 2014, Exercise Price: $79.00	1	405
			22,830
	Restaurants
	The Wendy's Company
WEN 130518P00004000	Expiration: May 2013, Exercise Price: $4.00	200	500
WEN 130817P00005000	Expiration: August 2013, Exercise Price: $5.00	150	1,875
			2,375
	Satellite Telecommunications
	DISH Network Corp. - Class A
DISH 140118P00029000	Expiration: January 2014, Exercise Price: $29.00	3	367

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities
	CBOE Holdings Inc.
CBOE 140118P00024250	Expiration: January 2014, Exercise Price: $24.25	33	660
CBOE 140118P00026250	Expiration: January 2014, Exercise Price: $26.25	82	2,255
	The Carlyle Group LP
CG 130921P00025000	Expiration: September 2013, Exercise Price: $25.00	100	6,000
CG 130921P00030000	Expiration: September 2013, Exercise Price: $30.00	125	31,562
	The Charles Schwab Corporation
SCHW 140118P00012000	Expiration: January 2014, Exercise Price: $12.00	110	2,200
SCHW 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	100	6,500
	CME Group Inc.
CME 140118P00042000	Expiration: January 2014, Exercise Price: $42.00	28	1,610
CME 140118P00048000	Expiration: January 2014, Exercise Price: $48.00	75	8,438
CME 140118P00052000	Expiration: January 2014, Exercise Price: $52.00	2	365
CME 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	25	7,187
	Interactive Brokers Group, Inc. - Class A
IBKR 140118P00012000	Expiration: January 2014, Exercise Price: $12.00	250	3,750
	Invesco Ltd.
IVZ 130420P00023000	Expiration: April 2013, Exercise Price: $23.00	47	235
IVZ 130720P00022000	Expiration: July 2013, Exercise Price: $22.00	110	1,375
IVZ 131019P00026000	Expiration: October 2013, Exercise Price: $26.00	120	11,400
	Morgan Stanley
MS 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	232	11,136
MS 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	232	19,488
			114,161
	Support Activities for Mining
	Halliburton Company
HAL 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	180	17,820

	Support Activities for Transportation
	The Brinks Company
BCO 130921P00025000	Expiration: September 2013, Exercise Price: $25.00	305	31,263
	Expeditors International of Washington, Inc.
EXPD 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	110	14,025
EXPD 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	84	26,040
EXPD 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	30	15,300
			86,628
	Telecommunications
	DIRECTV
DTV 140118P00043000	Expiration: January 2014, Exercise Price: $43.00	15	1,275
DTV 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	2	423
	Vivendi
EX1 131220P00015000	Expiration: December 2013, Exercise Price: €15.00	250	46,211
VVU 131220P00015000	Expiration: December 2013, Exercise Price: €15.00	50	8,973
	Vodafone Group PLC - ADR
VOD 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	321	21,667
			78,549
	Transportation Equipment Manufacturing
	The Boeing Company
BA 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	31	3,488
BA 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	14	1,946
BA 140118P00067500	Expiration: January 2014, Exercise Price: $67.50	9	1,543
BA 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	12	2,538
BA 140118P00072500	Expiration: January 2014, Exercise Price: $72.50	1	259
	Federal-Mogul Corporation
FDML 130420P00010000	Expiration: April 2013, Exercise Price: $10.00	180	70,650
	General Dynamics Corporation
GD 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	20	3,800
GD 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	25	6,000
GD 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	60	18,300
	Honda Motor Co., LTD. - ADR
HMC 130720P00030000	Expiration: July 2013, Exercise Price: $30.00	80	1,800
	Toyota Motor Corporation - ADR
TM 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	16	1,280
TM 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	14	1,666
TM 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	25	8,250
			121,520
	U.S. Equity Exchanges
	The NASDAQ OMX Group, Inc.
NDAQ 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	30	525
NDAQ 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	100	4,250
NDAQ 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	100	6,750
NDAQ 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	51	5,355
	NYSE Euronext
NYX 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	74	1,295
NYX 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	4	100
			18,275
	Utilities
	Cadiz Inc.
CDZI 130518P00007500	Expiration: May 2013, Exercise Price: $7.50	285	27,075
	FirstEnergy Corp.
FE 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	75	15,750
	National Grid PLC - ADR
NGG 130622P00050000	Expiration: June 2013, Exercise Price: $50.00	32	320
	Veolia Environnement - ADR
VE 130420P00010000	Expiration: April 2013, Exercise Price: $10.00	380	3,800
VE 130720P00010000	Expiration: July 2013, Exercise Price: $10.00	130	3,250
VE 130720P00012500	Expiration: July 2013, Exercise Price: $12.50	90	11,250
			61,445
	Waste Management and Remediation Services
	Republic Services, Inc.
RSG 130420P00025000	Expiration: April 2013, Exercise Price: $25.00	50	250
RSG 130720P00030000	Expiration: July 2013, Exercise Price: $30.00	100	3,000
	Waste Management, Inc.
WM 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	35	438
WM 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	57	1,995
			5,683

	TOTAL PUT OPTIONS WRITTEN
	(premiums received ($5,693,992))		$4,201,652

* -	100 Shares Per Contract unless otherwise noted.
€ -	Euros.
d -	10 Shares Per Contract.
e -	500 Shares Per Contract.
f -	1,000 Share Per Contract.
ADR -	American Depository Receipt.
ETF -	Exchange Traded Fund.
HKD -	Hong Kong Dollars.
CAD -	Candadian Dollars.
REIT -	Real Estate Investment Trust.

Disclosures about Derivative Instruments and Hedging Activities at March 31, 2013

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As Would Be Reflected in the Statement of Assets and Liabilities
The following is a summary of the fair values of derivative instruments as of March 31, 2013:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
Written Options			Written option
		-	contracts, at value	$ 4,201,652
Total		$ -		$ 4,201,652

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Securities Sold Short - March 31, 2013 (Unaudited)

Identifier	WARRANTS	Shares	Value
	Insurance Carriers and Related Activities
AIG/WS	American International Group, Inc.	55,500	$843,600
	TOTAL SECURITIES SOLD SHORT
	(proceeds $786,382)		$843,600

Security Valuation
March 31, 2013
Summary of Fair Value Exposure at

Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange traded options are valued at the last quoted sales price. Non-exchange traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets.

Various inputs are used in determining the value of the Master Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value the The Internet Portfolio's net assets as of March 31, 2013:

Assets^	Level 1		Level 2		Level 3			Total
Common Stocks	$154,781,525		$894,226	(1)	$–	*	(2)	$155,675,751
Escrow Notes	–		–		–	*		–
Rights	856,849		–		–			856,849
Short-Term Investments	8,556,000	+	8,600,000		–			17,156,000
Investments Purchased with the Cash Proceeds from Securities Lending	41,702,613		–		–			41,702,613
Total Investments in Securities	$205,896,987		$9,494,226		$–			$215,391,213

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Rental and Leasing Services	$890,352
	Telecommunications	3,874
		$894,226

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

	Holding Company	$–	*
	Special Purpose Entity	–	*
		$–	*

	Transfers out of Level 1 into Level 2	$890,352

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2012	$3
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(3)
Net purchases	–
Net sales	–
Transfer in and/or out of Level 3	–
Balance as of March 31, 2013	$–	*

Description	Fair Value at 3/31/2013		Valuation Techniques	Unobservable Input	Range
Common Stocks	$-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables/Delisted	No active market	$0.00-$0.00
Escrow Notes	-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists

*	Amount is less than $0.50.
^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

The Medical Portfolio

The following is a summary of the inputs used to value the The Medical Portfolio's net assets as of March 31, 2013:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$19,281,681	$57,934	(1)	$–	$19,339,615
Rights	30,100	–		–	30,100
Short-Term Investments	58,754	420,000	+	–	478,754
Investments Purchased with the Cash Proceeds from Securities Lending	5,223,201	–		–	5,223,201
Total Investments in Securities	$24,593,736	$477,934		$–	$25,071,670

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Pharmaceutical and Biotechnology	$57,934

For the period ended March 31, 2013, there were no transfers into or out of Level 1 or Level 2.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

The Global Portfolio

The following is a summary of the inputs used to value the The Global Portfolio's net assets as of March 31, 2013:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$7,113,911	$81,040	(1)	$–	$7,194,951
Preferred Stocks	168	–		–	168
Warrants	350	–		–	350
Short-Term Investments	365,797	375,000	+	–	740,797
Investments Purchased with the Cash Proceeds from Securities Lending	1,278,632	–		–	1,278,632
Total Investments in Securities	$8,758,858	$456,040		$–	$9,214,898

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Insurance Carriers and Related Activites	$58,571
	Asset Management	22,469
		$81,040

	Transfers out of Level 2 into Level 1	$14,683

Transfers were made out of Level 2 and into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

The Paradigm Portfolio

The following is a summary of the inputs used to value the The Paradigm Portfolio's net assets as of March 31, 2013:

Assets^	Level 1		Level 2		Level 3		Total
Common Stocks	$933,645,348		$16,341	(1)	$–	(2)*	$933,661,689
Preferred Stocks	29,407		–		–		29,407
Convertible Bonds	–		4,972,000		–		4,972,000
Short-Term Investments	25,949,097	+	45,030,000		–		70,979,097
Investments Purchased with the Cash Proceeds from Securities Lending	231,651,200		–		–		231,651,200
Total Investments in Securities	$1,191,275,052		$50,018,341		$–		$1,241,293,393

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Asset Management	$16,341

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

	Credit Intermediation and Related Activities	$–	*
	Holding Company	–	*
		$–	*

	Transfers out of Level 2 into Level 1	$4,674,261

Transfers were made out of Level 2 and into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2012	$31
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(31)
Net purchases	–
Net sales	–
Transfer in and/or out of Level 3	–
Balance as of March 31, 2013	$–	*

Description	Fair Value at 3/31/2013		Valuation Techniques	Unobservable Input	Range
Common Stocks	$-	*	Delisted-Acquired by the U.S. Government/Market Comparables	No active market	$0.00-$0.00
There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists

*	Amount is less than $0.50.
^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value the The Small Cap Opportunities Portfolio's net assets as of March 31, 2013:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$118,158,445	$3,300,177	(1)	$–	$121,458,622
Rights	394,436	–		–	394,436
Short-Term Investments	893,447	4,000,000	+	–	4,893,447
Investments Purchased with the Cash Proceeds from Securities Lending	27,242,339	–		–	27,242,339
Total Investments in Securities	$146,688,667	$7,300,177		$–	$153,988,844

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Asset Management	$3,244,394
	Rental and Leasing Services	34,625
	Telecommunications	21,158
		$3,300,177

	Transfers out of Level 1 into Level 2	$34,625

Transfers were made out of Level 1 and into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value the The Market Opportunities Portfolio's net assets as of March 31, 2013:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$46,931,796	$849,732	(1)	$–	(2)*	$47,781,528
Mutual Funds	8,710	–		–		8,710
Short-Term Investments	2,540,548	2,200,000	+	–		4,740,548
Investments Purchased with the Cash Proceeds from Securities Lending	10,773,600	–		–		10,773,600
Total Investments in Securities	$60,254,654	$3,049,732		$–		$63,304,386

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Asset Management	$849,732

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

	Credit Intermediation and Related Activities	$–	*

For the period ended March 31, 2013, there were no transfers into or out of Level 1 or Level 2.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2012	$–
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	–
Net purchases	–
Net sales	–
Transfer in and/or out of Level 3	–
Balance as of March 31, 2013	$–

Description	Fair Value at 3/31/2013		Valuation Techniques	Unobservable Input	Range
Common Stocks	$-	*	Delisted-Acquired by the U.S. Government/Market Comparables	No active market/ Market Comparables	$0.00-$0.00
There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists

*	Amount is less than $0.50.
^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

The Alternative Income Portfolio

The following is a summary of the inputs used to value the The Alternative Income Portfolio's net assets as of March 31, 2013:

Assets^	Level 1	Level 2		Level 3	Total
Convertible Bonds	$–	$240,600		$–	$240,600
Corporate Bonds	–	7,611,971		–	7,611,971
US Government Agency Issue	–	300,202		–	300,202
Exchange Traded Funds	3,165,420	–		–	3,165,420
Warrants	1,104	–		–	1,104
Short-Term Investments	566,000	580,000	+	–	1,146,000
Investments Purchased with the Cash Proceeds from Securities Lending	323,730	–		–	323,730
Total Investments in Securities	$4,056,254	$8,732,773		$–	$12,789,027

Liabilities
Written Options	$–	$578,083	$–	$578,083

For the period ended March 31, 2013, there were no transfers into or out of Level 1 or Level 2.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

The Multi-Disciplinary Portfolio

The following is a summary of the inputs used to value the The Multi-Disciplinary Portfolio's net assets as of March 31, 2013:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$2,154,510	$–		$–	$2,154,510
Convertible Bonds	–	47,159,364		–	47,159,364
Corporate Bonds	–	18,851,038		–	18,851,038
Municipal Bonds	–	735,000		–	735,000
Exchange Traded Funds	1,251,606	–		–	1,251,606
Short-Term Investments	2,171,000	3,699,939	+	–	5,870,939
Investments Purchased with the Cash Proceeds from Securities Lending	3,639,340	–		–	3,639,340
Total Investments in Securities	$9,216,456	$70,445,341		$–	$79,661,797

Liabilities
Put Options Written	$–	$4,201,652	$–	$4,201,652
Securities Sold Short	–	843,600	–	$843,600
Totals	$–	$5,045,252	$–	$5,045,252

For the period ended March 31, 2013, there were no transfers into or out of Level 1 or Level 2.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)* /s/ Peter B. Doyle
  Peter B. Doyle, President

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Peter B. Doyle
  Peter B. Doyle, President

Date May 22, 2013

By (Signature and Title)* /s/ Leonid Polyakov
  Leonid Polyakov, Treasurer

Date May 22, 2013

* Print the name and title of each signing officer under his or her signature.